Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 46.6%
Australia - 0.9%
ANZ Group Holdings Ltd.	20,916	$ 382,952
APA Group	9,506	47,091
Aristocrat Leisure Ltd.	4,095	165,615
ASX Ltd.	1,372	56,230
Atlassian Corp., Class A (A)	953	202,236
BHP Group Ltd.	35,557	862,724
BlueScope Steel Ltd.	3,102	41,548
Brambles Ltd.	9,878	124,791
CAR Group Ltd.	2,721	54,231
Cochlear Ltd.	466	76,801
Coles Group Ltd.	9,566	117,095
Commonwealth Bank of Australia	11,778	1,120,015
Computershare Ltd.	3,729	91,916
CSL Ltd.	3,449	542,835
Endeavour Group Ltd.	218	527
Fortescue Ltd.	11,903	115,209
Goodman Group, REIT	14,864	266,759
GPT Group, REIT	13,740	37,686
Insurance Australia Group Ltd.	16,757	81,515
Lottery Corp. Ltd.	15,875	47,498
Macquarie Group Ltd.	2,575	320,450
Medibank Pvt Ltd.	19,314	53,980
National Australia Bank Ltd.	21,541	463,318
Northern Star Resources Ltd.	7,981	92,142
Origin Energy Ltd.	12,627	83,557
Pro Medicus Ltd.	443	56,073
Qantas Airways Ltd.	5,306	30,250
QBE Insurance Group Ltd.	10,586	146,268
Quintis Australia Pty. Ltd. (B)(C)(D)	1,725,383	1
Ramsay Health Care Ltd.	15	322
REA Group Ltd. (E)	381	52,862
Reece Ltd.	1,611	15,985
Rio Tinto Ltd.	2,606	189,091
Santos Ltd.	22,692	95,089
Scentre Group, REIT	37,098	78,492
SGH Ltd.	1,457	45,736
Sonic Healthcare Ltd.	3,224	52,348
South32 Ltd.	32,119	64,705
Stockland, REIT	16,947	52,291
Suncorp Group Ltd.	7,600	92,049
Telstra Group Ltd.	30,963	81,798
Transurban Group	21,901	184,465
Treasury Wine Estates Ltd.	5,743	35,212
Vicinity Ltd., REIT	27,583	38,194
Washington H Soul Pattinson & Co. Ltd.	1,712	37,302
Wesfarmers Ltd.	7,970	361,312
Westpac Banking Corp.	23,969	477,641
WiseTech Global Ltd.	1,320	68,070
Woodside Energy Group Ltd.	13,149	191,028
Woolworths Group Ltd.	8,743	162,334
		8,057,639
Austria - 0.1%
Erste Group Bank AG	8,283	572,944
	Shares	Value
COMMON STOCKS (continued)
Austria (continued)
OMV AG	1,146	$ 59,015
Verbund AG	566	40,056
		672,015
Belgium - 0.2%
Ageas SA	1,060	63,540
Anheuser-Busch InBev SA	6,402	393,604
D'ieteren Group	152	26,184
Elia Group SA	10	867
Groupe Bruxelles Lambert NV	580	43,279
KBC Group NV	5,867	534,739
Lotus Bakeries NV	3	26,670
Sofina SA	105	26,890
Syensqo SA	520	35,486
UCB SA	937	164,973
		1,316,232
Bermuda - 0.0% (F)
Arch Capital Group Ltd.	2,190	210,634
Everest Group Ltd.	249	90,469
		301,103
Canada - 1.7%
Agnico Eagle Mines Ltd.	3,524	381,798
Air Canada (A)	1,196	11,777
Alimentation Couche-Tard, Inc.	5,323	262,516
AltaGas Ltd.	2,166	59,409
ARC Resources Ltd.	4,126	82,947
Bank of Montreal	5,574	532,281
Bank of Nova Scotia	9,480	449,477
Barrick Gold Corp.	12,257	237,977
BCE, Inc. (E)	555	12,739
Brookfield Corp.	9,937	520,034
Brookfield Renewable Corp.	999	27,886
CAE, Inc. (A)	2,293	56,375
Cameco Corp. (E)	3,081	126,833
Canadian Imperial Bank of Commerce (E)	7,257	408,224
Canadian National Railway Co.	3,799	369,697
Canadian Natural Resources Ltd.	14,960	460,324
Canadian Pacific Kansas City Ltd.	6,669	468,019
Canadian Tire Corp. Ltd., Class A	364	37,800
Canadian Utilities Ltd., Class A	962	24,734
CCL Industries, Inc., Class B	1,055	51,531
Celestica, Inc. (A)	829	65,396
Cenovus Energy, Inc.	9,774	135,840
CGI, Inc.	1,442	143,955
Constellation Software, Inc.	142	449,704
Descartes Systems Group, Inc. (A)	609	61,308
Dollarama, Inc.	1,911	204,346
Element Fleet Management Corp.	2,873	57,119
Emera, Inc.	2,137	90,006
Empire Co. Ltd., Class A	926	31,048
Enbridge, Inc.	15,194	672,462
Fairfax Financial Holdings Ltd.	142	205,231
First Quantum Minerals Ltd. (A)	5,185	69,719
FirstService Corp.	289	47,921
Fortis, Inc.	3,601	164,029
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Franco-Nevada Corp.	1,354	$ 212,954
George Weston Ltd.	415	70,749
GFL Environmental, Inc.	1,630	78,733
Gildan Activewear, Inc.	957	42,309
Great-West Lifeco, Inc.	1,946	76,242
Hydro One Ltd. (G)	2,420	81,376
iA Financial Corp., Inc.	655	62,202
IGM Financial, Inc. (E)	591	18,177
Imperial Oil Ltd.	1,267	91,522
Intact Financial Corp.	1,246	254,568
Ivanhoe Mines Ltd., Class A (A)(E)	5,543	47,070
Keyera Corp.	1,607	49,950
Kinross Gold Corp.	8,569	107,957
Loblaw Cos. Ltd.	1,069	149,803
Lululemon Athletica, Inc. (A)	740	209,464
Lundin Mining Corp.	5,350	43,349
Magna International, Inc.	1,927	65,494
Manulife Financial Corp.	12,238	381,329
Metro, Inc.	1,490	103,613
National Bank of Canada (E)	2,989	246,693
Nutrien Ltd. (E)	3,478	172,613
Onex Corp.	439	29,381
Open Text Corp.	1,914	48,307
Pan American Silver Corp.	2,590	66,899
Pembina Pipeline Corp.	4,057	162,274
Power Corp. of Canada (E)	3,950	139,659
Quebecor, Inc., Class B	1,183	29,849
Restaurant Brands International, Inc.	2,247	149,790
Rogers Communications, Inc., Class B (E)	2,752	73,493
Royal Bank of Canada	10,806	1,217,228
Saputo, Inc.	1,853	31,972
Shopify, Inc., Class A (A)	8,975	853,812
Stantec, Inc.	813	67,388
Sun Life Financial, Inc.	4,059	232,306
Suncor Energy, Inc.	8,866	343,291
TC Energy Corp. (E)	7,296	344,558
Teck Resources Ltd., Class B	3,453	125,782
TELUS Corp.	3,757	53,886
TFI International, Inc.	597	46,223
Thomson Reuters Corp.	1,112	191,893
TMX Group Ltd.	1,928	70,392
Toromont Industries Ltd.	580	45,395
Toronto-Dominion Bank	13,331	798,813
Tourmaline Oil Corp. (E)	2,507	120,903
Waste Connections, Inc.	1,476	288,100
West Fraser Timber Co. Ltd.	390	29,955
Wheaton Precious Metals Corp.	3,170	245,991
WSP Global, Inc.	936	158,841
		15,513,010
Chile - 0.0% (F)
Antofagasta PLC	2,836	61,744
China - 0.0% (F)
Yangzijiang Shipbuilding Holdings Ltd.	18,489	32,449
	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.3%
AP Moller - Maersk AS, Class A	20	$ 34,260
AP Moller - Maersk AS, Class B	31	53,953
Carlsberg AS, Class B	680	86,073
Coloplast AS, Class B	901	94,500
Danske Bank AS	5,165	169,058
Demant AS (A)	631	21,206
DSV AS	1,457	281,756
Genmab AS (A)	432	84,162
Novo Nordisk AS, Class B	23,360	1,597,317
Novonesis (Novozymes), Class B	2,482	144,518
Orsted AS (A)(G)	1,246	54,414
Pandora AS	575	88,125
Rockwool AS, B Shares	65	26,943
Tryg AS	2,354	55,998
Vestas Wind Systems AS (A)	7,186	99,415
Zealand Pharma AS (A)	465	34,919
		2,926,617
Finland - 0.2%
Elisa OYJ	1,090	53,132
Fortum OYJ (E)	3,297	53,990
Kesko OYJ, B Shares	1,965	40,165
Kone OYJ, Class B	2,420	133,525
Metso OYJ (E)	4,457	46,211
Neste OYJ	3,056	28,266
Nokia OYJ	37,669	198,395
Nordea Bank Abp	76,909	983,700
Orion OYJ, Class B	796	47,280
Sampo OYJ, A Shares	17,088	163,757
Stora Enso OYJ, R Shares	4,115	38,995
UPM-Kymmene OYJ (E)	3,797	101,867
Wartsila OYJ Abp	3,759	67,074
		1,956,357
France - 1.8%
Accor SA	1,355	61,795
Aeroports de Paris SA	243	24,738
Air Liquide SA	4,060	771,177
Airbus SE	4,176	735,333
Alstom SA (A)	2,541	56,285
Amundi SA (G)	430	33,689
Arkema SA	403	30,858
AXA SA	12,349	527,620
BioMerieux	294	36,341
BNP Paribas SA	25,007	2,090,068
Bollore SE	4,943	28,958
Bouygues SA	1,318	51,956
Bureau Veritas SA	2,235	67,810
Capgemini SE	1,073	161,227
Carrefour SA	3,879	55,477
Cie de Saint-Gobain SA	3,132	312,000
Cie Generale des Etablissements Michelin SCA	4,934	173,413
Covivio SA, REIT	391	21,887
Credit Agricole SA	25,691	467,757
Danone SA	4,614	352,903
Dassault Aviation SA	136	44,843
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Dassault Systemes SE	4,742	$ 180,541
Edenred SE	1,690	54,919
Eiffage SA	478	55,653
Engie SA	13,302	259,200
EssilorLuxottica SA	2,126	612,646
Eurazeo SE	291	21,551
FDJ UNITED (G)	709	22,309
Gecina SA, REIT	322	30,214
Getlink SE	2,110	36,442
Hermes International SCA	224	589,370
Ipsen SA	272	31,329
Kering SA	511	106,309
Klepierre SA, REIT	1,480	49,538
Legrand SA	1,852	196,133
L'Oreal SA	1,718	638,568
LVMH Moet Hennessy Louis Vuitton SE	1,924	1,191,491
Orange SA	14,158	183,405
Pernod Ricard SA	1,447	142,953
Publicis Groupe SA	1,611	151,996
Renault SA	1,354	68,589
Rexel SA	1,566	42,205
Safran SA	2,532	666,633
Sanofi SA	8,234	911,684
Sartorius Stedim Biotech	213	42,199
Schneider Electric SE	3,874	894,295
Societe Generale SA	17,601	794,049
Sodexo SA	627	40,272
Teleperformance SE	376	37,807
Thales SA	638	169,594
TotalEnergies SE	14,703	947,357
Unibail-Rodamco-Westfield, REIT (A)	839	70,736
Veolia Environnement SA	5,138	176,705
Vinci SA	3,448	434,655
		15,957,482
Germany - 1.3%
adidas AG	1,214	286,335
Allianz SE	2,678	1,024,896
BASF SE	6,267	314,157
Bayer AG	7,074	169,577
Bayerische Motoren Werke AG	2,023	163,129
Beiersdorf AG	705	91,075
Brenntag SE	857	55,549
Carl Zeiss Meditec AG	3	198
Commerzbank AG	24,562	562,100
Continental AG	771	54,371
Covestro AG (A)	1,250	80,287
CTS Eventim AG & Co. KGaA	433	43,440
Daimler Truck Holding AG	3,304	133,844
Delivery Hero SE (A)(G)	1,319	31,626
Deutsche Bank AG	12,904	307,594
Deutsche Boerse AG	1,304	384,758
Deutsche Lufthansa AG	4,196	30,573
Deutsche Post AG	6,756	290,057
Deutsche Telekom AG	26,351	972,878
E.ON SE	16,305	246,120
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Evonik Industries AG	1,800	$ 39,022
Fresenius Medical Care AG	1,440	71,654
Fresenius SE & Co. KGaA (A)	2,936	125,348
GEA Group AG	1,075	65,348
Hannover Rueck SE	414	123,396
Heidelberg Materials AG	963	166,000
Henkel AG & Co. KGaA	738	53,170
Infineon Technologies AG	9,315	310,514
Knorr-Bremse AG	509	46,321
LEG Immobilien SE	516	36,474
Mercedes-Benz Group AG	5,071	299,552
Merck KGaA	932	128,252
MTU Aero Engines AG	380	132,040
Muenchener Rueckversicherungs- Gesellschaft AG	923	583,078
Nemetschek SE	409	47,680
Puma SE	740	18,050
Rational AG	36	29,994
Rheinmetall AG	295	422,122
RWE AG	4,557	162,705
SAP SE	7,482	2,004,799
Scout24 SE (G)	523	54,770
Siemens AG	5,394	1,245,724
Siemens Energy AG (A)	4,426	262,382
Siemens Healthineers AG (G)	2,016	108,764
Symrise AG	932	96,624
Talanx AG	440	46,278
Vonovia SE	5,085	136,839
Zalando SE (A)(G)	1,544	53,554
		12,113,018
Hong Kong - 0.3%
AIA Group Ltd.	75,259	569,701
BOC Hong Kong Holdings Ltd.	26,856	108,738
CK Asset Holdings Ltd.	13,832	55,964
CK Hutchison Holdings Ltd.	18,830	106,144
CK Infrastructure Holdings Ltd.	4,743	28,398
CLP Holdings Ltd.	12,157	98,967
Futu Holdings Ltd., ADR	387	39,609
Galaxy Entertainment Group Ltd.	15,499	60,570
Hang Seng Bank Ltd.	5,688	77,464
Henderson Land Development Co. Ltd.	10,291	29,600
HKT Trust & HKT Ltd.	29,126	38,910
Hong Kong & China Gas Co. Ltd.	82,551	71,041
Hong Kong Exchanges & Clearing Ltd.	8,444	375,625
Hong Kong Land Holdings Ltd.	7,800	33,696
Jardine Matheson Holdings Ltd.	1,116	47,132
Link, REIT	18,496	86,675
MTR Corp. Ltd.	11,069	36,264
Power Assets Holdings Ltd.	10,427	62,443
Prudential PLC	18,289	197,357
Sino Land Co. Ltd.	28,488	28,517
SITC International Holdings Co. Ltd.	9,358	25,435
Sun Hung Kai Properties Ltd.	10,342	98,535
Swire Pacific Ltd., Class A	2,877	25,363
Techtronic Industries Co. Ltd.	9,747	116,811
WH Group Ltd. (G)	59,936	55,033
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wharf Holdings Ltd. (E)	7,464	$ 17,726
Wharf Real Estate Investment Co. Ltd.	11,906	28,909
		2,520,627
Ireland - 0.5%
Accenture PLC, Class A	3,606	1,125,216
AerCap Holdings NV	1,377	140,688
AIB Group PLC	40,403	260,971
Allegion PLC	500	65,230
Aptiv PLC (A)	1,380	82,110
Bank of Ireland Group PLC	24,154	285,387
DCC PLC	691	46,181
Experian PLC	6,493	300,855
James Hardie Industries PLC, CDI (A)	2,960	70,638
Kerry Group PLC, Class A	975	102,097
Kingspan Group PLC	1,020	82,394
Medtronic PLC	7,482	672,333
Smurfit WestRock PLC	3,036	136,802
TE Connectivity PLC	1,770	250,136
Trane Technologies PLC	1,330	448,104
		4,069,142
Israel - 0.1%
Azrieli Group Ltd.	305	20,586
Bank Hapoalim BM	9,752	132,247
Bank Leumi Le-Israel BM	11,639	156,738
Check Point Software Technologies Ltd. (A)	633	144,273
CyberArk Software Ltd. (A)	344	116,272
Elbit Systems Ltd.	192	73,632
Global-e Online Ltd. (A)	730	26,024
ICL Group Ltd.	5,564	31,598
Israel Discount Bank Ltd., Class A	9,549	66,519
Mizrahi Tefahot Bank Ltd.	1,202	54,058
Monday.com Ltd. (A)	278	67,598
Nice Ltd. (A)	452	69,771
Nova Ltd. (A)	210	38,988
Teva Pharmaceutical Industries Ltd., ADR (A)	8,242	126,680
Wix.com Ltd. (A)	386	63,065
		1,188,049
Italy - 0.8%
Amplifon SpA	890	18,068
Banco BPM SpA	30,029	305,576
BPER Banca SpA	7,505	58,912
Davide Campari-Milano NV (E)	4,439	26,092
DiaSorin SpA	159	15,791
Enel SpA	59,089	479,005
Eni SpA	14,633	226,321
Ferrari NV	894	381,792
FinecoBank Banca Fineco SpA	14,694	291,038
Generali (E)	6,557	230,341
Infrastrutture Wireless Italiane SpA (G)	2,472	26,168
Intesa Sanpaolo SpA	369,763	1,905,634
Leonardo SpA	2,773	135,042
Mediobanca Banca di Credito Finanziario SpA (E)	12,910	242,162
Moncler SpA	1,644	101,266
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Nexi SpA (A)(E)(G)	3,444	$ 18,369
Poste Italiane SpA (G)	3,184	56,804
Prysmian SpA	2,069	113,892
Recordati Industria Chimica e Farmaceutica SpA	823	46,638
Snam SpA	14,794	76,704
Telecom Italia SpA (A)	74,921	25,308
Terna - Rete Elettrica Nazionale	10,260	92,722
UniCredit SpA	36,933	2,073,126
Unipol Assicurazioni SpA	2,487	39,812
		6,986,583
Japan - 0.0% (F)
Aeon Co. Ltd.	93	2,332
Ajinomoto Co., Inc.	132	2,613
Asahi Group Holdings Ltd.	205	2,619
Astellas Pharma, Inc. (E)	146	1,421
Chiba Bank Ltd. (E)	313	2,963
Chubu Electric Power Co., Inc. (E)	222	2,407
Chugai Pharmaceutical Co. Ltd.	54	2,474
Concordia Financial Group Ltd.	576	3,824
Daiichi Sankyo Co. Ltd.	141	3,358
Eisai Co. Ltd.	20	557
Hoya Corp.	28	3,160
Japan Post Bank Co. Ltd.	793	8,052
Kansai Electric Power Co., Inc.	318	3,774
Kao Corp.	66	2,857
KDDI Corp.	1,874	29,601
Kikkoman Corp.	96	926
Kirin Holdings Co. Ltd.	110	1,524
Kobe Bussan Co. Ltd.	21	489
Kyowa Kirin Co. Ltd.	20	292
M3, Inc. (E)	36	411
MatsukiyoCocokara & Co.	47	735
MEIJI Holdings Co. Ltd.	33	715
Mizuho Financial Group, Inc.	1,322	36,281
Nippon Telegraph & Telephone Corp.	18,239	17,627
Nissin Foods Holdings Co. Ltd.	28	571
Olympus Corp.	95	1,244
Ono Pharmaceutical Co. Ltd.	30	323
Osaka Gas Co. Ltd.	125	2,828
Otsuka Holdings Co. Ltd.	36	1,876
Resona Holdings, Inc.	1,146	10,007
Seven & i Holdings Co. Ltd.	314	4,547
Shionogi & Co. Ltd.	61	921
Shiseido Co. Ltd.	57	1,081
Shizuoka Financial Group, Inc. (E)	238	2,602
SoftBank Corp.	17,461	24,358
SoftBank Group Corp.	583	29,820
Sumitomo Mitsui Financial Group, Inc.	2,043	52,535
Sumitomo Mitsui Trust Group, Inc.	356	8,961
Suntory Beverage & Food Ltd.	20	660
Sysmex Corp.	41	783
Takeda Pharmaceutical Co. Ltd.	128	3,794
Terumo Corp.	108	2,032
Tokyo Electric Power Co. Holdings, Inc. (A)	526	1,514
Tokyo Gas Co. Ltd.	117	3,722
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Unicharm Corp.	158	$ 1,258
Yakult Honsha Co. Ltd.	36	685
		287,134
Luxembourg - 0.0% (F)
ArcelorMittal SA	3,321	95,932
CVC Capital Partners PLC (A)(G)	1,517	30,095
Eurofins Scientific SE	968	51,636
Tenaris SA	2,857	55,908
		233,571
Macau - 0.0% (F)
Sands China Ltd. (A)	17,495	35,096
Netherlands - 0.8%
ABN AMRO Bank NV (G)	11,342	238,992
Adyen NV (A)(G)	160	245,247
Akzo Nobel NV	1,228	75,627
Argenx SE (A)	437	257,872
ASM International NV	336	153,113
ASML Holding NV	2,866	1,896,642
BE Semiconductor Industries NV	594	62,077
Euronext NV (G)	541	78,516
EXOR NV	710	64,477
Ferrovial SE	3,320	148,496
Heineken Holding NV	926	67,018
Heineken NV	2,057	167,728
IMCD NV	421	56,027
ING Groep NV, Series N	84,115	1,647,922
JDE Peet's NV	1,238	27,067
Koninklijke Ahold Delhaize NV	6,676	249,382
Koninklijke KPN NV	29,847	126,422
Koninklijke Philips NV	5,781	147,173
NN Group NV	1,893	105,337
NXP Semiconductors NV	1,527	290,222
Prosus NV	9,737	452,373
Qiagen NV (A)	1,518	60,307
Randstad NV (E)	763	31,715
Stellantis NV	13,946	156,419
Universal Music Group NV	5,901	162,944
Wolters Kluwer NV	1,700	264,684
		7,233,799
New Zealand - 0.0% (F)
Auckland International Airport Ltd.	13,823	64,118
Contact Energy Ltd.	6,551	34,111
Fisher & Paykel Healthcare Corp. Ltd.	4,932	94,124
Infratil Ltd.	7,762	45,744
Mercury NZ Ltd.	243	775
Meridian Energy Ltd.	10,848	34,490
Xero Ltd. (A)	1,025	100,187
		373,549
Norway - 0.1%
Aker BP ASA	2,267	53,748
DNB Bank ASA	6,951	182,899
Equinor ASA	6,029	159,218
Gjensidige Forsikring ASA	1,448	33,280
	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Kongsberg Gruppen ASA	635	$ 93,101
Mowi ASA	3,525	65,344
Norsk Hydro ASA	10,467	60,510
Orkla ASA	5,248	57,552
Salmar ASA	494	23,750
Telenor ASA	4,848	69,273
Yara International ASA	1,212	36,561
		835,236
Poland - 0.0% (F)
InPost SA (A)	1,589	23,321
Portugal - 0.0% (F)
EDP SA	22,959	77,257
Galp Energia SGPS SA	2,882	50,493
Jeronimo Martins SGPS SA	2,027	42,959
		170,709
Republic of South Africa - 0.9%
Absa Group Ltd.	149,196	1,440,207
Capitec Bank Holdings Ltd.	15,289	2,600,362
Nedbank Group Ltd.	77,138	1,082,288
Standard Bank Group Ltd.	235,406	3,075,892
		8,198,749
Russian Federation - 0.0%
Evraz PLC (A)(B)(C)(H)	6,267	0
Singapore - 0.2%
CapitaLand Ascendas, REIT	26,550	52,459
CapitaLand Integrated Commercial Trust, REIT	41,643	64,711
CapitaLand Investment Ltd.	16,501	33,373
DBS Group Holdings Ltd.	15,185	521,473
Genting Singapore Ltd.	43,209	23,976
Grab Holdings Ltd., Class A (A)	16,363	74,124
Keppel Ltd.	10,309	52,585
Oversea-Chinese Banking Corp. Ltd.	25,718	329,603
Sea Ltd., ADR (A)	2,501	326,356
Sembcorp Industries Ltd.	6,674	31,234
Singapore Airlines Ltd. (E)	10,631	53,553
Singapore Exchange Ltd.	6,040	59,796
Singapore Technologies Engineering Ltd.	10,984	55,163
Singapore Telecommunications Ltd.	57,138	144,922
United Overseas Bank Ltd.	9,573	270,117
Wilmar International Ltd.	13,900	34,467
		2,127,912
Spain - 0.8%
Acciona SA	182	23,821
ACS Actividades de Construccion y Servicios SA	1,241	71,026
Aena SME SA (G)	529	124,105
Amadeus IT Group SA	3,208	245,678
Banco Bilbao Vizcaya Argentaria SA (E)	142,349	1,942,718
Banco de Sabadell SA	40,069	112,500
Banco Santander SA	381,854	2,572,516
CaixaBank SA	98,236	765,232
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Cellnex Telecom SA (A)(G)	4,041	$ 143,652
EDP Renovaveis SA	2,309	19,238
Endesa SA	2,332	61,779
Grifols SA (A)	2,160	19,230
Iberdrola SA	42,952	693,592
Industria de Diseno Textil SA	7,713	384,045
Redeia Corp. SA	2,980	59,812
Repsol SA	7,927	105,251
Telefonica SA (E)	30,292	142,778
		7,486,973
Sweden - 0.5%
AddTech AB, B Shares	1,845	54,036
Alfa Laval AB	2,038	87,380
Assa Abloy AB, Class B	7,031	211,079
Atlas Copco AB, A Shares	18,929	302,361
Atlas Copco AB, B Shares	10,968	154,233
Beijer Ref AB	2,715	38,193
Boliden AB	1,924	63,132
Epiroc AB, Class A	4,656	93,745
Epiroc AB, Class B	2,754	48,507
EQT AB	2,674	81,538
Essity AB, Class B (E)	4,334	123,134
Evolution AB (G)	1,125	83,823
Fastighets AB Balder, B Shares (A)	5,070	31,726
Getinge AB, B Shares	18	388
H&M Hennes & Mauritz AB, B Shares (E)	4,009	52,879
Hexagon AB, B Shares	14,705	157,193
Holmen AB, B Shares (E)	533	21,107
Industrivarden AB, A Shares	827	30,386
Industrivarden AB, C Shares	1,073	39,419
Indutrade AB	1,916	53,096
Investment AB Latour, B Shares	1,037	28,227
Investor AB, B Shares	12,043	359,171
L E Lundbergforetagen AB, B Shares	527	26,407
Lifco AB, B Shares	1,649	58,496
Nibe Industrier AB, B Shares	10,719	40,770
Saab AB, Class B	2,218	87,210
Sagax AB, Class B	1,529	32,080
Sandvik AB	7,536	158,493
Securitas AB, B Shares	3,404	48,170
Skandinaviska Enskilda Banken AB, Class A (A)(E)	11,916	196,033
Skanska AB, B Shares (A)	2,375	52,419
SKF AB, B Shares (A)(E)	2,384	48,296
Spotify Technology SA (A)	1,129	620,984
Svenska Cellulosa AB SCA, Class B (A)(E)	4,234	55,864
Svenska Handelsbanken AB, A Shares (E)	10,942	123,661
Swedbank AB, A Shares (E)	6,437	146,599
Swedish Orphan Biovitrum AB (A)	1,380	39,546
Tele2 AB, B Shares	4,115	55,491
Telefonaktiebolaget LM Ericsson, B Shares (E)	19,653	152,915
Telia Co. AB	17,766	64,141
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Trelleborg AB, B Shares	1,491	$ 55,453
Volvo AB, B Shares (A)(E)	11,053	324,277
		4,502,058
Switzerland - 1.7%
ABB Ltd.	12,692	654,881
Alcon AG	3,999	379,445
Avolta AG	616	26,984
Bachem Holding AG (E)	3	177
Baloise Holding AG	286	60,024
Banque Cantonale Vaudoise (E)	225	24,586
Barry Callebaut AG	25	33,110
BKW AG	153	26,760
Chocoladefabriken Lindt & Spruengli AG	8	225,862
Chubb Ltd.	2,193	662,264
Cie Financiere Richemont SA, Class A	4,238	739,810
Coca-Cola HBC AG	1,544	69,927
DSM-Firmenich AG	1,340	132,657
EMS-Chemie Holding AG	49	33,385
Galderma Group AG (A)	692	73,189
Garmin Ltd.	890	193,246
Geberit AG	263	164,766
Givaudan SA	72	309,095
Glencore PLC (A)	72,568	265,608
Helvetia Holding AG	256	53,097
Holcim AG	4,132	444,658
Julius Baer Group Ltd.	1,455	100,855
Kuehne & Nagel International AG	385	88,908
Logitech International SA	1,222	103,546
Lonza Group AG	582	359,542
Nestle SA	20,833	2,105,312
Novartis AG	15,830	1,758,235
Partners Group Holding AG	181	257,600
Roche Holding AG	5,848	1,928,838
Sandoz Group AG	3,060	128,318
Schindler Holding AG	449	139,013
SGS SA	1,067	106,315
SIG Group AG	2,148	39,715
Sika AG	1,214	295,711
Sonova Holding AG	403	117,668
STMicroelectronics NV	4,833	105,976
Straumann Holding AG	807	97,699
Swatch Group AG (E)	201	34,662
Swiss Life Holding AG	224	204,357
Swiss Prime Site AG	534	65,531
Swiss Re AG	2,343	398,729
Swisscom AG	217	125,047
Temenos AG	398	30,902
UBS Group AG	25,750	790,901
VAT Group AG (G)	189	68,127
Zurich Insurance Group AG	1,144	798,521
		14,823,559
United Kingdom - 2.1%
3i Group PLC	6,841	321,668
Admiral Group PLC	1,853	68,413
Amcor PLC	8,326	80,762
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Anglo American PLC	8,955	$ 250,994
Aon PLC, Class A	1,122	447,779
Ashtead Group PLC	3,075	166,255
Associated British Foods PLC	2,318	57,466
AstraZeneca PLC	11,048	1,622,340
Auto Trader Group PLC (G)	6,265	60,580
Aviva PLC	18,552	133,706
BAE Systems PLC	20,901	422,043
Barclays PLC	108,258	407,054
Barratt Redrow PLC	9,658	53,127
BP PLC	110,977	622,742
British American Tobacco PLC	13,907	570,525
BT Group PLC (E)	48,690	104,438
Bunzl PLC	2,311	88,896
Centrica PLC	36,911	71,469
CNH Industrial NV	5,215	64,040
Coca-Cola Europacific Partners PLC	1,505	130,980
Compass Group PLC	11,889	393,244
Croda International PLC	920	34,952
Diageo PLC	15,775	412,242
Entain PLC	4,293	32,435
GSK PLC	29,561	564,916
Haleon PLC	64,053	323,481
Halma PLC	2,675	89,750
Hikma Pharmaceuticals PLC	1,170	29,557
HSBC Holdings PLC	133,695	1,515,630
Imperial Brands PLC	5,576	206,322
Informa PLC	9,281	93,060
InterContinental Hotels Group PLC	1,108	119,299
Intertek Group PLC	1,132	73,607
J Sainsbury PLC	12,450	37,949
JD Sports Fashion PLC	18,276	16,160
Kingfisher PLC	12,517	41,231
Land Securities Group PLC, REIT	4,940	35,210
Legal & General Group PLC	40,787	128,627
Lloyds Banking Group PLC	454,784	426,549
London Stock Exchange Group PLC	3,344	496,675
M&G PLC	15,940	41,061
Marks & Spencer Group PLC	14,372	66,353
Melrose Industries PLC	8,929	55,117
Mondi PLC	3,074	45,855
National Grid PLC	35,509	463,187
NatWest Group PLC	57,405	338,941
Next PLC	808	116,413
NMC Health PLC (A)(B)(C)(H)	77,617	0
Pearson PLC	4,181	66,141
Pentair PLC	970	84,856
Phoenix Group Holdings PLC	4,901	36,381
Reckitt Benckiser Group PLC	4,855	328,297
RELX PLC	13,029	654,455
Rentokil Initial PLC	17,370	78,827
Rio Tinto PLC	7,876	472,640
Rolls-Royce Holdings PLC (A)	59,533	578,623
Sage Group PLC	6,955	109,196
Schroders PLC	5,674	25,689
Segro PLC, REIT	8,985	80,360
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Severn Trent PLC	1,965	$ 64,330
Shell PLC	41,579	1,513,488
Smith & Nephew PLC	5,823	81,886
Smiths Group PLC	2,437	61,152
Spirax Group PLC	517	41,677
SSE PLC	8,017	165,137
Standard Chartered PLC	15,688	232,800
Tesco PLC	47,679	205,129
Unilever PLC	17,630	1,051,929
United Utilities Group PLC	4,963	64,757
Vodafone Group PLC	154,534	145,203
Whitbread PLC	1,230	39,183
Willis Towers Watson PLC	579	195,673
Wise PLC, Class A (A)	4,539	55,716
WPP PLC	7,573	57,547
		18,434,172
United States - 31.2%
3M Co.	3,180	467,015
A.O. Smith Corp.	695	45,425
Abbott Laboratories	10,011	1,327,959
AbbVie, Inc.	10,096	2,115,314
ABIOMED, Inc. (A)(B)(C)	56	57
Adobe, Inc. (A)	2,541	974,550
Advanced Micro Devices, Inc. (A)	9,531	979,215
AECOM	756	70,104
AES Corp.	248	3,080
Aflac, Inc.	3,047	338,796
Agilent Technologies, Inc.	1,683	196,877
Air Products & Chemicals, Inc.	1,275	376,023
Airbnb, Inc., Class A (A)	2,577	307,848
Akamai Technologies, Inc. (A)	876	70,518
Albemarle Corp.	697	50,198
Albertsons Cos., Inc., Class A	2,172	47,762
Alexandria Real Estate Equities, Inc., REIT	899	83,166
Align Technology, Inc. (A)	424	67,357
Alliant Energy Corp.	1,533	98,649
Allstate Corp.	1,539	318,681
Ally Financial, Inc.	1,573	57,367
Alnylam Pharmaceuticals, Inc. (A)	752	203,055
Alphabet, Inc., Class A	34,936	5,402,503
Alphabet, Inc., Class C	29,762	4,649,717
Altria Group, Inc.	9,716	583,154
Amazon.com, Inc. (A)	56,525	10,754,447
Ameren Corp.	1,599	160,540
American Electric Power Co., Inc.	3,174	346,823
American Express Co.	3,315	891,901
American Financial Group, Inc.	403	52,930
American Homes 4 Rent, Class A, REIT	1,893	71,574
American International Group, Inc.	3,616	314,375
American Tower Corp., REIT	2,649	576,422
American Water Works Co., Inc.	1,150	169,648
Ameriprise Financial, Inc.	575	278,363
AMETEK, Inc.	1,356	233,422
Amgen, Inc.	3,082	960,197
Amphenol Corp., Class A	7,050	462,410
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Analog Devices, Inc.	2,931	$ 591,095
Annaly Capital Management, Inc., REIT	3,276	66,536
ANSYS, Inc. (A)	506	160,179
Apollo Global Management, Inc.	2,358	322,905
Apple, Inc.	87,691	19,478,802
Applied Materials, Inc.	4,725	685,692
AppLovin Corp., Class A (A)	1,145	303,391
Archer-Daniels-Midland Co.	2,814	135,100
Ares Management Corp., Class A	1,113	163,177
Arista Networks, Inc. (A)	6,235	483,088
Arthur J Gallagher & Co.	1,421	490,586
Assurant, Inc.	302	63,345
AT&T, Inc.	45,268	1,280,179
Atmos Energy Corp.	927	143,296
Autodesk, Inc. (A)	1,264	330,915
Automatic Data Processing, Inc.	2,342	715,551
AutoZone, Inc. (A)	97	369,840
AvalonBay Communities, Inc., REIT	813	174,486
Avantor, Inc. (A)	3,954	64,094
Avery Dennison Corp.	463	82,400
Axon Enterprise, Inc. (A)	427	224,581
Baker Hughes Co.	5,738	252,185
Ball Corp.	1,724	89,769
Bank of America Corp.	44,351	1,850,767
Bank of New York Mellon Corp.	4,188	351,248
Baxter International, Inc.	2,939	100,602
Becton Dickinson & Co.	1,689	386,882
Bentley Systems, Inc., Class B	926	36,429
Berkshire Hathaway, Inc., Class B (A)	7,718	4,110,452
Best Buy Co., Inc.	1,186	87,301
Biogen, Inc. (A)	851	116,451
BioMarin Pharmaceutical, Inc. (A)	1,116	78,890
Bio-Rad Laboratories, Inc., Class A (A)	115	28,009
Bio-Techne Corp.	940	55,112
Blackrock, Inc.	858	812,080
Blackstone, Inc.	4,314	603,011
Block, Inc. (A)	3,280	178,202
Boeing Co. (A)	4,406	751,443
Booking Holdings, Inc.	193	889,134
Booz Allen Hamilton Holding Corp.	732	76,553
Boston Scientific Corp. (A)	8,678	875,437
Bristol-Myers Squibb Co.	11,592	706,996
Broadcom, Inc.	26,081	4,366,742
Broadridge Financial Solutions, Inc., ADR	673	163,176
Brookfield Asset Management Ltd., Class A	2,556	123,728
Brown & Brown, Inc.	1,393	173,289
Brown-Forman Corp., Class B	1,054	35,773
Builders FirstSource, Inc. (A)	677	84,584
Bunge Global SA	818	62,512
Burlington Stores, Inc. (A)	380	90,565
BXP, Inc., REIT	869	58,388
Cadence Design Systems, Inc. (A)	1,601	407,182
Camden Property Trust, REIT	612	74,848
Campbell's Co.	1,123	44,830
Capital One Financial Corp.	2,253	403,963
Cardinal Health, Inc.	1,401	193,016
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Carlisle Cos., Inc.	265	$ 90,233
Carlyle Group, Inc.	1,401	61,070
CarMax, Inc. (A)	900	70,128
Carnival Corp. (A)	6,242	121,906
Carrier Global Corp.	4,755	301,467
Carvana Co. (A)	671	140,293
Caterpillar, Inc.	2,840	936,632
Cboe Global Markets, Inc.	595	134,643
CBRE Group, Inc., Class A (A)	1,777	232,396
CDW Corp.	770	123,400
Cencora, Inc.	1,005	279,480
Centene Corp. (A)	2,930	177,880
CenterPoint Energy, Inc.	3,890	140,935
CF Industries Holdings, Inc.	1,002	78,306
CH Robinson Worldwide, Inc.	676	69,222
Charles River Laboratories International, Inc. (A)	4	602
Charles Schwab Corp.	10,075	788,671
Charter Communications, Inc., Class A (A)	540	199,006
Cheniere Energy, Inc.	1,297	300,126
Chevron Corp.	9,782	1,636,431
Chipotle Mexican Grill, Inc. (A)	7,917	397,513
Church & Dwight Co., Inc.	1,421	156,438
Cigna Group	1,600	526,400
Cincinnati Financial Corp.	902	133,243
Cintas Corp.	2,098	431,202
Cisco Systems, Inc.	22,996	1,419,083
Citigroup, Inc.	12,170	863,948
Citizens Financial Group, Inc.	2,843	116,478
Clorox Co.	721	106,167
Cloudflare, Inc., Class A (A)	1,828	205,997
CME Group, Inc.	2,044	542,253
CMS Energy Corp.	1,775	133,320
Coca-Cola Co.	23,862	1,708,996
Cognizant Technology Solutions Corp., Class A	2,898	221,697
Coinbase Global, Inc., Class A (A)	1,193	205,470
Colgate-Palmolive Co.	4,531	424,555
Comcast Corp., Class A	22,110	815,859
Conagra Brands, Inc.	2,771	73,903
ConocoPhillips	7,449	782,294
Consolidated Edison, Inc.	2,067	228,590
Constellation Brands, Inc., Class A	927	170,123
Constellation Energy Corp.	1,931	389,348
Cooper Cos., Inc. (A)	1,171	98,774
Copart, Inc. (A)	5,011	283,572
Corebridge Financial, Inc.	1,496	47,229
Corning, Inc.	4,726	216,356
Corpay, Inc. (A)	387	134,955
Corteva, Inc.	4,022	253,104
CoStar Group, Inc. (A)	2,439	193,242
Costco Wholesale Corp.	2,613	2,471,323
Coterra Energy, Inc.	4,216	121,842
CRH PLC	4,054	356,630
Crowdstrike Holdings, Inc., Class A (A)	1,451	511,594
Crown Castle, Inc., REIT	2,463	256,718
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Crown Holdings, Inc.	696	$ 62,125
CSX Corp.	11,235	330,646
Cummins, Inc.	808	253,260
CVS Health Corp.	7,335	496,946
D.R. Horton, Inc.	1,691	214,977
Danaher Corp.	3,834	785,970
Darden Restaurants, Inc.	680	141,277
Datadog, Inc., Class A (A)	1,676	166,276
DaVita, Inc. (A)	264	40,384
Dayforce, Inc. (A)	874	50,980
Deckers Outdoor Corp. (A)	909	101,635
Deere & Co.	1,520	713,412
Dell Technologies, Inc., Class C	1,948	177,560
Delta Air Lines, Inc.	970	42,292
Devon Energy Corp.	3,588	134,191
Dexcom, Inc. (A)	2,315	158,091
Diamondback Energy, Inc.	1,110	177,467
Dick's Sporting Goods, Inc.	343	69,135
Digital Realty Trust, Inc., REIT	1,936	277,409
Discover Financial Services	1,486	253,660
Docusign, Inc. (A)	1,192	97,029
Dollar General Corp.	1,308	115,012
Dollar Tree, Inc. (A)	1,258	94,438
Dominion Energy, Inc.	5,002	280,462
Domino's Pizza, Inc.	203	93,268
DoorDash, Inc., Class A (A)	2,117	386,924
Dover Corp.	802	140,895
Dow, Inc.	4,095	142,997
DraftKings, Inc., Class A (A)	2,631	87,376
DTE Energy Co.	1,236	170,902
Duke Energy Corp.	4,607	561,916
DuPont de Nemours, Inc.	2,440	182,219
Dynatrace, Inc. (A)	1,728	81,475
Eastman Chemical Co.	677	59,650
Eaton Corp. PLC	2,319	630,374
eBay, Inc.	2,725	184,564
Ecolab, Inc.	1,468	372,167
Edison International	2,316	136,459
Edwards Lifesciences Corp. (A)	3,421	247,954
Electronic Arts, Inc.	1,423	205,652
Elevance Health, Inc.	1,331	578,932
Eli Lilly & Co.	4,652	3,842,133
EMCOR Group, Inc.	270	99,800
Emerson Electric Co.	3,356	367,952
Entegris, Inc.	904	79,082
Entergy Corp.	2,578	220,393
EOG Resources, Inc.	3,215	412,292
EPAM Systems, Inc. (A)	337	56,899
EQT Corp.	3,228	172,472
Equifax, Inc.	717	174,633
Equinix, Inc., REIT	563	459,042
Equitable Holdings, Inc.	1,865	97,148
Equity LifeStyle Properties, Inc., REIT	1,029	68,634
Equity Residential, REIT	1,951	139,653
Erie Indemnity Co., Class A	147	61,600
Essential Utilities, Inc.	1,546	61,113
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Essex Property Trust, Inc., REIT	367	$ 112,511
Estee Lauder Cos., Inc., Class A	1,396	92,136
Evergy, Inc.	1,377	94,944
Eversource Energy	2,172	134,903
Exact Sciences Corp. (A)	1,100	47,619
Exelon Corp.	5,990	276,019
Expand Energy Corp.	1,181	131,469
Expedia Group, Inc.	709	119,183
Expeditors International of Washington, Inc.	800	96,200
Extra Space Storage, Inc., REIT	1,208	179,376
Exxon Mobil Corp.	25,129	2,988,592
F5, Inc. (A)	345	91,863
FactSet Research Systems, Inc.	218	99,112
Fair Isaac Corp. (A)	143	263,715
Fastenal Co.	3,337	258,784
FedEx Corp.	1,317	321,058
Ferguson Enterprises, Inc.	1,160	185,867
Fidelity National Financial, Inc.	1,490	96,969
Fidelity National Information Services, Inc.	3,142	234,645
Fifth Third Bancorp	4,304	168,717
First Citizens BancShares, Inc., Class A	63	116,810
First Solar, Inc. (A)	575	72,697
FirstEnergy Corp.	3,249	131,325
Fiserv, Inc. (A)	3,303	729,401
Flutter Entertainment PLC (A)	1,050	232,628
Ford Motor Co.	22,832	229,005
Fortinet, Inc. (A)	3,866	372,141
Fortive Corp.	2,029	148,482
Fortune Brands Innovations, Inc.	729	44,382
Fox Corp., Class A	1,278	72,335
Fox Corp., Class B	814	42,906
Franklin Resources, Inc.	1,693	32,590
Freeport-McMoRan, Inc.	8,427	319,046
Gaming & Leisure Properties, Inc., REIT	1,572	80,015
Gartner, Inc. (A)	446	187,204
GE HealthCare Technologies, Inc.	2,684	216,626
GE Vernova, Inc.	1,586	484,174
Gen Digital, Inc.	3,271	86,812
General Dynamics Corp.	1,338	364,712
General Electric Co.	6,336	1,268,150
General Mills, Inc.	3,227	192,942
General Motors Co.	6,389	300,475
Genuine Parts Co.	806	96,027
Gilead Sciences, Inc.	7,152	801,382
Global Payments, Inc.	1,487	145,607
GoDaddy, Inc., Class A (A)	816	146,994
Goldman Sachs Group, Inc.	1,857	1,014,461
Graco, Inc.	977	81,589
Halliburton Co.	5,076	128,778
Hartford Insurance Group, Inc.	1,664	205,887
HCA Healthcare, Inc.	1,099	379,759
Healthpeak Properties, Inc., REIT	4,002	80,920
HEICO Corp.	253	67,599
HEICO Corp., Class A	433	91,350
Henry Schein, Inc. (A)	10	685
Hershey Co.	863	147,599
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hess Corp.	1,590	$ 253,971
Hewlett Packard Enterprise Co.	7,684	118,564
Hilton Worldwide Holdings, Inc.	1,436	326,762
Hologic, Inc. (A)	1,332	82,278
Home Depot, Inc.	5,740	2,103,653
Honeywell International, Inc.	3,770	798,298
Hormel Foods Corp.	1,756	54,331
Host Hotels & Resorts, Inc., REIT	4,075	57,906
Howmet Aerospace, Inc.	2,260	293,190
HP, Inc.	5,479	151,714
Hubbell, Inc.	314	103,906
HubSpot, Inc. (A)	287	163,960
Humana, Inc.	704	186,278
Huntington Bancshares, Inc.	9,300	139,593
Hyatt Hotels Corp., Class A	248	30,380
IDEX Corp.	441	79,808
IDEXX Laboratories, Inc. (A)	480	201,576
Illinois Tool Works, Inc.	1,712	424,593
Illumina, Inc. (A)	947	75,135
Incyte Corp. (A)	948	57,401
Ingersoll Rand, Inc.	2,359	188,791
Insulet Corp. (A)	412	108,195
Intel Corp.	25,574	580,786
Interactive Brokers Group, Inc., Class A	644	106,640
Intercontinental Exchange, Inc.	3,284	566,490
International Business Machines Corp.	5,334	1,326,352
International Flavors & Fragrances, Inc.	1,487	115,406
International Paper Co.	2,901	154,768
Interpublic Group of Cos., Inc.	2,138	58,068
Intuit, Inc.	1,641	1,007,558
Intuitive Surgical, Inc. (A)	2,134	1,056,906
Invitation Homes, Inc., REIT	3,312	115,423
IQVIA Holdings, Inc. (A)	1,059	186,702
Iron Mountain, Inc., REIT	1,682	144,719
J.M. Smucker Co.	621	73,533
Jabil, Inc.	655	89,126
Jack Henry & Associates, Inc.	417	76,144
Jacobs Solutions, Inc.	722	87,283
JB Hunt Transport Services, Inc.	473	69,980
Johnson & Johnson	13,798	2,288,260
Johnson Controls International PLC	3,897	312,189
JPMorgan Chase & Co.	18,079	4,434,779
Juniper Networks, Inc.	1,893	68,508
Kellanova	1,611	132,891
Kenvue, Inc.	11,184	268,192
Keurig Dr. Pepper, Inc.	7,134	244,125
KeyCorp	5,992	95,812
Keysight Technologies, Inc. (A)	1,022	153,065
Kimberly-Clark Corp.	1,940	275,907
Kimco Realty Corp., REIT	3,869	82,178
Kinder Morgan, Inc.	11,410	325,527
KKR & Co., Inc.	3,648	421,745
KLA Corp.	794	539,761
Kraft Heinz Co.	5,263	160,153
Kroger Co.	3,988	269,948
L3 Harris Technologies, Inc.	1,105	231,288
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Labcorp Holdings, Inc.	489	$ 113,810
Lam Research Corp.	7,562	549,757
Lamb Weston Holdings, Inc.	22	1,173
Las Vegas Sands Corp.	2,150	83,055
Leidos Holdings, Inc.	731	98,641
Lennar Corp., Class A	1,393	159,889
Lennox International, Inc.	190	106,558
Liberty Media Corp. - Liberty Formula One, Class C (A)	1,231	110,802
Linde PLC	2,737	1,274,457
Live Nation Entertainment, Inc. (A)	946	123,529
LKQ Corp.	1,487	63,257
Lockheed Martin Corp.	1,219	544,539
Loews Corp.	1,066	97,976
Lowe's Cos., Inc.	3,268	762,196
LPL Financial Holdings, Inc.	431	140,997
LyondellBasell Industries NV, Class A	1,501	105,670
M&T Bank Corp.	1,066	190,548
Manhattan Associates, Inc. (A)	355	61,429
Marathon Petroleum Corp.	1,871	272,586
Markel Group, Inc. (A)	74	138,351
Marriott International, Inc., Class A	1,390	331,098
Marsh & McLennan Cos., Inc.	2,813	686,456
Martin Marietta Materials, Inc.	356	170,214
Marvell Technology, Inc.	5,199	320,102
Masco Corp.	1,261	87,690
Mastercard, Inc., Class A	4,799	2,630,428
McCormick & Co., Inc.	1,477	121,572
McDonald's Corp.	4,139	1,292,899
McKesson Corp.	734	493,975
Merck & Co., Inc.	14,212	1,275,669
Meta Platforms, Inc., Class A	12,872	7,418,906
MetLife, Inc.	3,540	284,227
Mettler-Toledo International, Inc. (A)	125	147,614
MGM Resorts International (A)	1,323	39,214
Microchip Technology, Inc.	3,207	155,251
Micron Technology, Inc.	6,588	572,431
Microsoft Corp.	41,615	15,621,855
MicroStrategy, Inc., Class A (A)(E)	1,426	411,073
Mid-America Apartment Communities, Inc., REIT	669	112,111
Moderna, Inc. (A)	1,944	55,112
Molina Healthcare, Inc. (A)	330	108,699
Molson Coors Beverage Co., Class B	1,064	64,766
Mondelez International, Inc., Class A	7,758	526,380
MongoDB, Inc. (A)	451	79,105
Monolithic Power Systems, Inc.	291	168,774
Monster Beverage Corp. (A)	4,281	250,524
Moody's Corp.	945	440,077
Motorola Solutions, Inc.	951	416,357
MSCI, Inc.	455	257,303
Nasdaq, Inc.	2,505	190,029
Natera, Inc. (A)	744	105,209
NetApp, Inc.	1,192	104,705
Netflix, Inc. (A)	2,549	2,377,019
Neurocrine Biosciences, Inc. (A)	588	65,033
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Newmont Corp.	6,517	$ 314,641
News Corp., Class A	2,194	59,721
NextEra Energy, Inc.	12,295	871,593
NIKE, Inc., Class B	6,980	443,090
NiSource, Inc.	2,799	112,212
Nordson Corp.	318	64,147
Norfolk Southern Corp.	1,312	310,747
Northern Trust Corp.	1,166	115,026
Northrop Grumman Corp.	791	405,000
NRG Energy, Inc.	1,238	118,179
Nucor Corp.	1,393	167,634
Nutanix, Inc., Class A (A)	1,477	103,109
NVIDIA Corp.	141,766	15,364,599
NVR, Inc. (A)	18	130,399
Occidental Petroleum Corp.	4,109	202,820
Okta, Inc. (A)	965	101,537
Old Dominion Freight Line, Inc.	1,123	185,800
Omnicom Group, Inc.	1,129	93,605
ON Semiconductor Corp. (A)	2,576	104,817
ONEOK, Inc.	3,579	355,108
Oracle Corp.	10,008	1,399,218
O'Reilly Automotive, Inc. (A)	329	471,319
Otis Worldwide Corp.	2,295	236,844
Ovintiv, Inc.	1,524	65,227
Owens Corning	505	72,124
PACCAR, Inc.	3,025	294,544
Packaging Corp. of America	520	102,970
Palantir Technologies, Inc., Class A (A)	12,712	1,072,893
Palo Alto Networks, Inc. (A)	3,803	648,944
Parker-Hannifin Corp.	768	466,829
Paychex, Inc.	1,859	286,807
Paycom Software, Inc.	303	66,199
PayPal Holdings, Inc. (A)	5,729	373,817
PepsiCo, Inc.	7,972	1,195,322
Pfizer, Inc.	32,641	827,123
PG&E Corp.	13,242	227,498
Philip Morris International, Inc.	8,874	1,408,570
Phillips 66	2,403	296,722
Pinterest, Inc., Class A (A)	3,486	108,066
PNC Financial Services Group, Inc.	2,534	445,401
Pool Corp.	222	70,674
PPG Industries, Inc.	1,336	146,092
PPL Corp.	4,350	157,079
Principal Financial Group, Inc.	1,344	113,393
Procter & Gamble Co.	13,786	2,349,410
Progressive Corp.	3,299	933,650
Prologis, Inc., REIT	5,294	591,816
Prudential Financial, Inc.	2,127	237,543
PTC, Inc. (A)	710	110,015
Public Service Enterprise Group, Inc.	2,965	244,020
Public Storage, REIT	895	267,865
PulteGroup, Inc.	1,201	123,463
Pure Storage, Inc., Class A (A)	1,864	82,519
QUALCOMM, Inc.	6,585	1,011,522
Quanta Services, Inc.	853	216,816
Quest Diagnostics, Inc.	643	108,796
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Raymond James Financial, Inc.	1,140	$ 158,357
RB Global, Inc.	1,315	131,980
Realty Income Corp., REIT	4,957	287,556
Reddit, Inc., Class A (A)	396	41,540
Regency Centers Corp., REIT	983	72,506
Regeneron Pharmaceuticals, Inc.	620	393,223
Regions Financial Corp.	5,837	126,838
Reliance, Inc.	316	91,245
Republic Services, Inc.	1,249	302,458
ResMed, Inc.	853	190,944
Revvity, Inc.	714	75,541
Rivian Automotive, Inc., Class A (A)(E)	4,562	56,797
Robinhood Markets, Inc., Class A (A)	3,712	154,493
ROBLOX Corp., Class A (A)	2,796	162,979
Rockwell Automation, Inc.	665	171,823
Roku, Inc. (A)	759	53,464
Rollins, Inc.	1,674	90,446
Roper Technologies, Inc.	622	366,719
Ross Stores, Inc.	1,932	246,890
Royal Caribbean Cruises Ltd.	1,534	315,145
Royalty Pharma PLC, Class A	2,209	68,766
RPM International, Inc.	747	86,413
RTX Corp.	7,668	1,015,703
S&P Global, Inc.	1,828	928,807
Salesforce, Inc.	5,608	1,504,963
Samsara, Inc., Class A (A)	1,552	59,488
SBA Communications Corp., REIT	613	134,866
Schlumberger NV	8,125	339,625
Seagate Technology Holdings PLC	1,245	105,763
SEI Investments Co.	635	49,295
Sempra	3,826	273,023
ServiceNow, Inc. (A)	1,228	977,660
Sherwin-Williams Co.	1,386	483,977
Simon Property Group, Inc., REIT	1,883	312,729
Skyworks Solutions, Inc.	941	60,817
Snap, Inc., Class A (A)	6,267	54,586
Snap-on, Inc.	305	102,788
Snowflake, Inc., Class A (A)	1,783	260,603
Solventum Corp. (A)	857	65,166
Southern Co.	6,548	602,089
Southwest Airlines Co.	865	29,047
SS&C Technologies Holdings, Inc.	1,304	108,923
Stanley Black & Decker, Inc.	891	68,500
Starbucks Corp.	6,563	643,765
State Street Corp.	1,733	155,155
Steel Dynamics, Inc.	855	106,943
STERIS PLC	575	130,324
Stryker Corp.	2,003	745,617
Sun Communities, Inc., REIT	718	92,364
Super Micro Computer, Inc. (A)(E)	3,003	102,823
Synchrony Financial	2,312	122,397
Synopsys, Inc. (A)	895	383,821
Sysco Corp.	2,868	215,215
T. Rowe Price Group, Inc.	1,314	120,717
Take-Two Interactive Software, Inc. (A)	1,020	211,395
Targa Resources Corp.	1,197	239,963
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Target Corp.	2,733	$ 285,216
Teledyne Technologies, Inc. (A)	272	135,377
Teleflex, Inc.	4	553
Teradyne, Inc.	956	78,966
Tesla, Inc. (A)	17,042	4,416,605
Texas Instruments, Inc.	5,328	957,442
Texas Pacific Land Corp.	113	149,724
Textron, Inc.	1,088	78,608
Thermo Fisher Scientific, Inc.	2,258	1,123,581
TJX Cos., Inc.	6,571	800,348
T-Mobile U.S., Inc.	3,322	886,011
Toast, Inc., Class A (A)	2,405	79,774
Tractor Supply Co.	3,082	169,818
Trade Desk, Inc., Class A (A)	2,611	142,874
Tradeweb Markets, Inc., Class A	666	98,874
TransDigm Group, Inc.	324	448,186
TransUnion	1,139	94,526
Travelers Cos., Inc.	1,298	343,269
Trimble, Inc. (A)	1,446	94,930
Truist Financial Corp.	8,507	350,063
Twilio, Inc., Class A (A)	862	84,398
Tyler Technologies, Inc. (A)	245	142,441
Tyson Foods, Inc., Class A	1,669	106,499
U.S. Bancorp	9,973	421,060
Uber Technologies, Inc. (A)	11,137	811,442
UDR, Inc., REIT	1,780	80,403
U-Haul Holding Co.	554	32,786
Ulta Beauty, Inc. (A)	273	100,065
Union Pacific Corp.	3,500	826,840
United Airlines Holdings, Inc. (A)	493	34,042
United Parcel Service, Inc., Class B	4,201	462,068
United Rentals, Inc.	389	243,786
United Therapeutics Corp. (A)	247	76,143
UnitedHealth Group, Inc.	5,287	2,769,066
Universal Health Services, Inc., Class B	338	63,510
Valero Energy Corp.	1,827	241,292
Veeva Systems, Inc., Class A (A)	905	209,625
Ventas, Inc., REIT	2,371	163,030
Veralto Corp.	1,429	139,256
VeriSign, Inc. (A)	500	126,935
Verisk Analytics, Inc.	811	241,370
Verizon Communications, Inc.	26,443	1,199,454
Vertex Pharmaceuticals, Inc. (A)	1,505	729,654
Vertiv Holdings Co., Class A	2,131	153,858
Viatris, Inc.	7,025	61,188
VICI Properties, Inc., REIT	6,007	195,948
Visa, Inc., Class A	10,051	3,522,473
Vistra Corp.	2,076	243,805
Vulcan Materials Co.	776	181,041
W.R. Berkley Corp.	1,615	114,923
Walgreens Boots Alliance, Inc.	4,294	47,964
Walmart, Inc.	26,020	2,284,296
Walt Disney Co.	10,569	1,043,160
Warner Bros Discovery, Inc. (A)	14,069	150,960
Waste Management, Inc.	2,287	529,463
Waters Corp. (A)	352	129,737
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Watsco, Inc.	207	$ 105,218
WEC Energy Group, Inc.	1,883	205,209
Wells Fargo & Co.	21,227	1,523,886
Welltower, Inc., REIT	3,487	534,243
West Pharmaceutical Services, Inc.	429	96,045
Western Digital Corp. (A)	2,030	82,073
Westinghouse Air Brake Technologies Corp.	1,016	184,252
Westlake Corp.	229	22,907
Weyerhaeuser Co., REIT	4,177	122,303
Williams Cos., Inc.	6,998	418,200
Williams-Sonoma, Inc.	722	114,148
Workday, Inc., Class A (A)	1,261	294,481
WP Carey, Inc., REIT	1,250	78,888
WW Grainger, Inc.	254	250,909
Wynn Resorts Ltd.	556	46,426
Xcel Energy, Inc.	3,427	242,597
Xylem, Inc.	1,401	167,363
Yum! Brands, Inc.	1,605	252,563
Zebra Technologies Corp., Class A (A)	302	85,333
Zillow Group, Inc., Class C (A)	931	63,829
Zimmer Biomet Holdings, Inc.	1,148	129,931
Zoetis, Inc.	2,617	430,889
Zoom Communications, Inc., Class A (A)	1,468	108,294
Zscaler, Inc. (A)	579	114,885
		280,740,777
Uruguay - 0.1%
MercadoLibre, Inc. (A)	265	516,980
Total Common Stocks (Cost $365,995,373)		419,695,662

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 18.9%
Australia - 0.6%
Australia Government Bonds
Series 158, 1.25%, 05/21/2032	AUD 2,620,000	1,345,653
Treasury Corp. of Victoria
2.00%, 09/17/2035	4,060,000	1,874,636
2.25%, 09/15/2033 (I)	4,616,000	2,348,172
		5,568,461
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (I)	EUR 1,260,000	974,088
Belgium - 0.2%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (I)	890,000	625,368
3.45%, 06/22/2043 (I)	1,490,000	1,548,953
		2,174,321
Canada - 1.8%
Canada Government Bonds
3.25%, 12/01/2033	CAD 6,560,000	4,667,016
OMERS Finance Trust
4.75%, 03/26/2031 (G)	$ 850,000	861,728
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Alberta
3.38%, 04/02/2035 (I)(J)	EUR 720,000	$ 781,902
Province of British Columbia
2.20%, 06/18/2030	CAD 2,500,000	1,674,487
4.75%, 06/12/2034	$ 1,730,000	1,737,092
Province of Ontario
2.05%, 06/02/2030	CAD 2,420,000	1,610,576
4.10%, 03/04/2033	1,720,000	1,252,838
Province of Quebec
Zero Coupon, 10/29/2030 (I)	EUR 1,850,000	1,708,666
1.90%, 09/01/2030	CAD 2,440,000	1,604,271
		15,898,576
Chile - 0.2%
Chile Government International Bonds
3.75%, 01/14/2032	EUR 920,000	992,309
3.88%, 07/09/2031	670,000	730,342
		1,722,651
China - 3.1%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 8,500,000	1,172,604
China Development Bank
3.34%, 07/14/2025	8,500,000	1,177,882
China Government Bonds
2.40%, 07/15/2028	14,000,000	1,976,565
2.69%, 08/15/2032	23,910,000	3,494,304
2.80%, 11/15/2032	18,970,000	2,793,033
3.12%, 10/25/2052	3,000,000	497,207
Series 1915, 3.13%, 11/21/2029	11,000,000	1,617,938
3.27%, 11/19/2030	71,890,000	10,780,914
3.53%, 10/18/2051	4,000,000	705,109
3.81%, 09/14/2050	19,890,000	3,665,245
		27,880,801
Colombia - 0.1%
Colombia TES
Series B, 7.00%, 03/26/2031	COP 3,348,500,000	641,907
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 17,200,000	639,521
Denmark - 0.1%
Denmark Government Bonds
Series G, 2.25%, 11/15/2033	DKK 3,880,000	554,760
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (I)	EUR 770,000	822,526
Finland - 0.1%
Finland Government Bonds
1.13%, 04/15/2034 (I)	440,000	404,292
Series 10Y, 3.00%, 09/15/2034 (I)	810,000	869,427
		1,273,719
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 1.1%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (I)	EUR 1,100,000	$ 998,083
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (I)	8,000,000	7,652,410
SNCF Reseau
1.88%, 03/30/2034 (I)	800,000	754,025
		9,404,518
Germany - 1.5%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 (I)	5,840,000	5,423,565
0.25%, 02/15/2029 (I)	2,430,000	2,444,428
2.20%, 02/15/2034 (I)	1,310,000	1,365,263
2.50%, 08/15/2054 (I)	930,000	893,011
4.25%, 07/04/2039 (I)	3,000,000	3,723,409
		13,849,676
Greece - 0.0% (F)
Hellenic Republic Government Bonds
4.38%, 07/18/2038 (I)	120,000	136,523
Hungary - 0.0% (F)
Hungary Government Bonds
3.00%, 08/21/2030	HUF 113,030,000	251,544
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 18,698,000,000	1,214,743
Ireland - 0.1%
Ireland Government Bonds
2.60%, 10/18/2034 (I)	EUR 740,000	774,088
Italy - 0.9%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (I)	1,000,000	1,015,010
3.85%, 07/01/2034 (I)	1,290,000	1,414,062
Series 7Y, 4.00%, 11/15/2030 (I)	2,890,000	3,270,296
4.30%, 10/01/2054 (I)	210,000	218,378
4.45%, 09/01/2043 (I)	720,000	791,793
Series 30Y, 4.50%, 10/01/2053 (I)	1,360,000	1,467,791
		8,177,330
Japan - 2.0%
Japan Government Ten Year Bonds
0.90%, 09/20/2034	JPY 693,200,000	4,398,647
Series 375, 1.10%, 06/20/2034	173,950,000	1,127,654
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	761,550,000	3,235,381
0.70%, 12/20/2051	865,650,000	3,807,556
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	850,850,000	4,541,800
0.60%, 06/20/2037	220,000,000	1,286,191
		18,397,229
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Lithuania - 0.1%
Republic of Lithuania
3.50%, 07/03/2031 (I)	EUR 540,000	$ 591,891
Luxembourg - 0.1%
European Financial Stability Facility
3.00%, 09/04/2034 (I)	1,210,000	1,297,958
Malaysia - 0.3%
Malaysia Government Bonds
Series 0122, 3.58%, 07/15/2032	MYR 5,270,000	1,176,062
3.89%, 08/15/2029	4,810,000	1,096,962
		2,273,024
Mexico - 0.3%
Mexico Bonos
7.75%, 11/23/2034	MXN 32,000,000	1,403,781
Series M, 8.50%, 05/31/2029	22,000,000	1,061,283
		2,465,064
Netherlands - 0.2%
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (I)	EUR 1,530,000	1,453,132
2.75%, 01/15/2047 (I)	570,000	574,602
		2,027,734
New Zealand - 0.2%
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 3,210,000	2,017,783
Norway - 0.0% (F)
Norway Government Bonds
3.75%, 06/12/2035 (I)	NOK 1,770,000	164,108
Poland - 0.1%
Bank Gospodarstwa Krajowego
3.25%, 03/18/2030 (I)	EUR 590,000	638,477
Republic of Poland Government Bonds
Series 0432, 1.75%, 04/25/2032	PLN 2,700,000	546,031
		1,184,508
Portugal - 0.0% (F)
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (I)	EUR 300,000	304,746
Republic of Korea - 0.4%
Korea Development Bank
0.80%, 07/19/2026	$ 1,210,000	1,155,740
Korea Electric Power Corp.
1.13%, 06/15/2025	2,250,000	2,233,718
		3,389,458
Republic of South Africa - 1.1%
Republic of South Africa Government Bonds
8.88%, 02/28/2035	ZAR 209,263,000	10,213,769
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.2%
Saudi Government International Bonds
3.38%, 03/05/2032 (G)	EUR 900,000	$ 960,184
5.13%, 01/13/2028 (G)	$ 820,000	829,889
		1,790,073
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,020,000	758,822
Slovakia - 0.2%
Slovakia Government Bonds
3.75%, 02/27/2040 (I)	EUR 1,430,000	1,503,540
Slovenia - 0.2%
Slovenia Government International Bonds
5.00%, 09/19/2033 (G)	$ 1,300,000	1,305,831
Spain - 1.0%
Spain Government Bonds
2.70%, 10/31/2048 (I)	EUR 702,000	614,120
3.45%, 10/31/2034 (I)	2,990,000	3,266,710
3.50%, 05/31/2029	4,210,000	4,722,361
4.00%, 10/31/2054 (I)	310,000	328,238
		8,931,429
Supranational - 0.8%
Africa Finance Corp.
4.38%, 04/17/2026 (I)	$ 1,040,000	1,031,160
Asian Development Bank
2.13%, 05/19/2031	NZD 810,000	406,668
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (I)	$ 530,000	482,300
Corp. Andina de Fomento
5.00%, 01/24/2029 - 01/22/2030	1,820,000	1,857,383
5.30%, 02/19/2029	AUD 2,890,000	1,821,004
European Investment Bank
Zero Coupon, 01/14/2031 (I)	EUR 1,950,000	1,809,017
		7,407,532
Sweden - 0.1
Sweden Government Bonds
2.25%, 05/11/2035 (I)	SEK 4,330,000	415,887
Switzerland - 0.2%
Swiss Confederation Government Bonds
0.25%, 06/23/2035 (I)	CHF 1,280,000	1,401,906
Thailand - 0.2%
Thailand Government Bonds
1.59%, 12/17/2035	THB 15,000,000	424,549
2.00%, 12/17/2031	45,110,000	1,340,989
		1,765,538
United Kingdom - 0.9%
U.K. Gilt
0.38%, 10/22/2030 (I)	GBP 2,760,000	2,901,886
0.63%, 10/22/2050 (I)	4,100,000	1,945,250
0.88%, 07/31/2033 (I)	580,000	561,072
1.63%, 10/22/2028 (I)	750,000	892,310
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
U.K. Gilt (continued)
3.50%, 01/22/2045 (I)	GBP 1,630,000	$ 1,664,392
4.25%, 07/31/2034 (I)	250,000	313,873
		8,278,783
Total Foreign Government Obligations (Cost $184,788,735)		169,846,366
CORPORATE DEBT SECURITIES - 8.1%
Australia - 0.4%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	$ 1,750,000	1,510,322
NBN Co. Ltd.
2.63%, 05/05/2031 (G)	1,015,000	902,717
Quintis Australia Pty. Ltd.
PIK Rate 13.51%, Cash Rate 14.36%, 10/01/2026 (B)(C)(G)(L)	237,012	59,253
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (B)(C)(G)(H)(L)	3,336,317	0
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (K), 11/15/2035	1,250,000	1,083,062
		3,555,354
Canada - 0.2%
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026	550,000	553,018
Rogers Communications, Inc.
3.80%, 03/15/2032	975,000	882,927
		1,435,945
France - 0.8%
AXA SA
Fixed until 05/28/2029, 3.25% (K), 05/28/2049 (I)	EUR 1,300,000	1,387,358
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (I)	1,000,000	1,075,448
1.25%, 12/05/2025 (I)	GBP 1,500,000	1,888,885
BPCE SA
Fixed until 06/01/2028, 5.75% (K), 06/01/2033 (I)	EUR 1,100,000	1,267,042
Orange SA
Fixed until 10/01/2026 (M), 5.00% (I)(K)	1,360,000	1,504,391
		7,123,124
Germany - 0.3%
Allianz SE
Fixed until 07/08/2030, 2.12% (K), 07/08/2050 (I)	200,000	199,071
Fixed until 01/25/2033, 5.82% (K), 07/25/2053 (I)	900,000	1,074,890
Kreditanstalt fuer Wiederaufbau
0.38%, 04/23/2030 (I)	1,990,000	1,926,495
		3,200,456
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (I)	$ 850,000	$ 858,562
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (K), 03/28/2035 (G)	1,175,000	1,193,178
Italy - 0.1%
Generali
Fixed until 10/27/2027, 5.50% (K), 10/27/2047 (I)	EUR 1,200,000	1,363,252
Japan - 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,950,000	1,705,697
Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)	1,575,000	1,327,936
Luxembourg - 0.3%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (I)	EUR 1,000,000	1,038,880
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	427,634
1.13%, 03/07/2027	840,000	884,046
		2,350,560
Multi-National - 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 01/15/2027	$ 1,000,000	961,460
Netherlands - 0.4%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (I)	EUR 1,000,000	986,645
Alliander NV
Fixed until 03/27/2032 (M), 4.50% (I)(K)	250,000	273,026
JT International Financial Services BV
3.63%, 04/11/2034 (I)	700,000	742,680
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	69,701
Upjohn Finance BV
1.91%, 06/23/2032 (I)	1,400,000	1,293,857
		3,365,909
Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$ 1,860,000	1,802,668
Singapore - 0.0% (F)
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	150,000	138,947
Spain - 0.2%
Banco Santander SA
5.18%, 11/19/2025	1,400,000	1,402,182
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026 (I)	GBP 1,214,000	$ 1,540,659
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (I)	750,000	981,760
NatWest Group PLC
Fixed until 08/15/2029, 4.96% (K), 08/15/2030	$ 1,825,000	1,824,605
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (I)	GBP 1,360,000	1,755,163
		6,102,187
United States - 3.9%
Air Lease Corp.
3.13%, 12/01/2030	$ 425,000	384,359
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,371,353
AT&T, Inc.
1.80%, 09/05/2026	EUR 220,000	235,322
2.90%, 12/04/2026	GBP 200,000	250,377
3.65%, 06/01/2051	$ 750,000	528,633
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (K), 07/22/2027	1,250,000	1,204,475
Fixed until 09/15/2033, 5.87% (K), 09/15/2034	975,000	1,015,132
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (K), 03/14/2035	1,100,000	1,104,745
Boeing Co.
5.81%, 05/01/2050	750,000	710,778
6.26%, 05/01/2027	225,000	231,414
6.30%, 05/01/2029	425,000	445,275
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	400,000	391,954
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (K), 05/19/2034	1,045,000	1,089,181
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	425,000	290,724
4.80%, 03/01/2050	1,300,000	976,716
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	1,036,672
Citigroup, Inc.
Fixed until 03/17/2032, 3.79% (K), 03/17/2033	$ 1,000,000	913,301
4.45%, 09/29/2027	1,075,000	1,069,555
Comcast Corp.
3.25%, 09/26/2032	EUR 950,000	1,006,571
3.75%, 04/01/2040	$ 850,000	694,841
Enterprise Products Operating LLC
4.95%, 02/15/2035	575,000	565,789
Ford Motor Credit Co. LLC
7.20%, 06/10/2030	1,600,000	1,661,662
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Foundry JV Holdco LLC
5.50%, 01/25/2031 (G)	$ 1,400,000	$ 1,420,619
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (I)	EUR 1,260,000	1,130,690
Fixed until 04/25/2034, 5.85% (K), 04/25/2035	$ 750,000	773,226
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (K), 02/17/2033 (I)	EUR 1,000,000	887,723
Fixed until 10/23/2033, 6.25% (K), 10/23/2034	$ 2,700,000	2,892,959
Las Vegas Sands Corp.
5.90%, 06/01/2027	550,000	558,698
6.00%, 08/15/2029	329,000	335,971
Nuveen LLC
5.85%, 04/15/2034 (G)	475,000	485,124
ONEOK, Inc.
5.05%, 11/01/2034	450,000	433,529
Oracle Corp.
2.88%, 03/25/2031	700,000	626,314
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (K), 10/20/2034	1,775,000	1,958,778
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	987,512
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	850,000	795,007
1.88%, 10/01/2049	400,000	276,900
T-Mobile USA, Inc.
5.13%, 05/15/2032	$ 1,075,000	1,079,691
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (K), 06/12/2034	678,000	698,420
Vontier Corp.
2.40%, 04/01/2028	925,000	853,254
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	325,000	235,909
Xcel Energy, Inc.
2.60%, 12/01/2029	1,425,000	1,292,703
		34,901,856
Total Corporate Debt Securities (Cost $79,819,443)		72,789,273
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052	6,813,399	5,415,839
2.50%, 06/01/2050 - 01/01/2053	2,970,764	2,481,203
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,829,947	4,857,366
3.00%, 01/01/2053	10,649,383	9,225,258
3.50%, 01/01/2051	4,091,406	3,712,902
6.50%, 10/01/2053	310,383	322,090
Uniform Mortgage-Backed Security, TBA
3.00%, 04/01/2055 (J)	250,000	216,414
4.00%, 06/01/2052 (J)	2,330,000	2,165,685
4.50%, 04/01/2055 (J)	2,000,000	1,911,075
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.00%, 04/01/2055 (J)	$ 4,725,000	$ 4,624,794
5.50%, 04/01/2055 (J)	4,865,000	4,854,398
6.00%, 04/01/2055 (J)	2,260,000	2,293,424
Total U.S. Government Agency Obligations (Cost $43,876,757)		42,080,448
U.S. GOVERNMENT OBLIGATIONS - 4.5%
U.S. Treasury - 4.5%
U.S. Treasury Bonds
1.13%, 05/15/2040	5,340,000	3,364,826
1.75%, 08/15/2041	4,560,000	3,078,534
U.S. Treasury Notes
0.38%, 12/31/2025	8,770,000	8,529,853
0.50%, 04/30/2027	5,880,000	5,481,262
1.13%, 10/31/2026	8,270,000	7,912,064
1.38%, 11/15/2031	3,070,000	2,587,674
1.88%, 02/15/2032	3,140,000	2,721,252
2.38%, 03/31/2029	4,250,000	4,004,131
3.38%, 05/15/2033	2,860,000	2,702,477
Total U.S. Government Obligations (Cost $42,077,818)		40,382,073
MORTGAGE-BACKED SECURITIES - 2.6%
Ireland - 0.0% (F)
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 3.73% (K), 04/22/2033 (I)	EUR 148,394	159,733
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 6.77% (K), 04/17/2044 (I)	GBP 921,925	1,141,979
United States - 2.5%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (G)	$ 1,000,000	865,365

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 6.67% (K), 08/15/2039 (G)	1,500,000	1,501,942

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (K), 01/25/2052 (G)	1,591,551	1,352,819

BPR Trust
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 7.32% (K), 05/15/2039 (G)	2,000,000	2,002,493

BX Trust
Series 2019-OC11, Class D, 3.94% (K), 12/09/2041 (G)	576,000	527,489
Series 2023-DELC, Class A, 1-Month Term SOFR + 2.69%, 7.01% (K), 05/15/2038 (G)	1,390,000	1,390,869

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (K), 01/25/2054 (G)	$ 1,062,450	$ 1,080,367

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (K), 06/25/2052 (G)	804,105	682,484

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (K), 12/25/2051 (G)	1,183,345	969,006

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A, 1-Month SOFR Average + 1.40%, 5.75% (K), 03/15/2039 (G)	1,300,000	1,301,255

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (K), 04/25/2052 (G)	1,383,970	1,182,866
Series 2022-INV3, Class A3B, 3.00% (K), 09/25/2052 (G)	1,187,705	1,009,549

JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 5.94% (K), 06/15/2039 (G)	1,000,000	999,375

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (G)	409,977	393,984

MFA Trust
Series 2024-NQM2, Class A1, 5.27% (K), 08/25/2069 (G)	1,585,607	1,578,421

OBX Trust
Series 2020-EXP1, Class 1A8, 3.50% (K), 02/25/2060 (G)	173,421	154,820

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (G)	1,400,000	1,281,441

Onslow Bay Financial LLC
Series 2023-INV1, Class A1, 3.00% (K), 01/25/2052 (G)	1,087,288	920,661

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (K), 02/25/2058 (G)	1,392,297	1,398,415

PRMI Securitization Trust
Series 2021-1, Class A2, 2.50% (K), 04/25/2051 (G)	1,561,544	1,251,781
		21,845,402
Total Mortgage-Backed Securities (Cost $24,761,633)		23,147,114
ASSET-BACKED SECURITIES - 0.2%
United States - 0.2%
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month Term SOFR + 1.71%, 6.03% (K), 10/15/2031 (G)	39,550	39,583
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (G)	1,500,000	1,487,241
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 9.18% (K), 10/15/2041 (G)	$ 663,491	$ 697,684
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (G)	68,135	67,020
Total Asset-Backed Securities (Cost $2,222,467)		2,291,528
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	710,000	573,101
Total Municipal Government Obligation (Cost $710,000)		573,101

	Shares	Value
PREFERRED STOCKS - 0.0% (F)
Germany - 0.0% (F)
Bayerische Motoren Werke AG
8.70% (N)	390	29,421
Dr. Ing. h.c. F. Porsche AG
5.01% (N)(G)	799	40,016
Henkel AG & Co. KGaA
2.51% (N)	1,200	95,480
Porsche Automobil Holding SE
7.40% (N)	1,064	40,069
Sartorius AG
0.35% (N)	184	42,894
Volkswagen AG
9.64% (N)	1,436	146,527
Total Preferred Stocks (Cost $709,635)		394,407

	Principal	Value
CONVERTIBLE BONDS - 0.0%
India - 0.0%
REI Agro Ltd.
5.50%, 11/13/2014 (A)(B)(C)(G)(H)(O)	$ 697,000	0

5.50%, 11/13/2014 (A)(B)(C)(H)(I)(O)	259,000	0
Total Convertible Bonds (Cost $542,530)		0

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(A)(B)(C)(P)	203	0
Total Warrant (Cost $0)		0
	Shares	Value
RIGHTS - 0.0% (F)
Belgium - 0.0% (F)
Elia Group SA Exercise Price EUR 61.88, Expiration Date 04/03/2025 (A)	10	49
Total Rights (Cost $0)		49

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.0%
U.S. Treasury Bills
4.19% (N), 05/01/2025 (Q)	$ 41,367,000	41,220,831
4.21% (N), 05/06/2025 (R)	5,916,000	5,891,604
4.25% (N), 06/12/2025	16,110,000	15,974,821
Total Short-Term U.S. Government Obligations (Cost $63,089,766)		63,087,256

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (N)	2,352,678	2,352,678
Total Other Investment Company (Cost $2,352,678)		2,352,678

	Principal	Value
REPURCHASE AGREEMENT - 7.7%
Fixed Income Clearing Corp., 1.80% (N), dated 03/31/2025, to be repurchased at $69,454,666 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $70,840,443. (Q)	$ 69,451,193	69,451,193
Total Repurchase Agreement (Cost $69,451,193)		69,451,193
Total Investments (Cost $880,398,028)		906,091,148
Net Other Assets (Liabilities) - (0.7)%		(6,053,882)
Net Assets - 100.0%		$ 900,037,266
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Day JPY-TONA	Pay	1.74%	Annually	11/12/2054	JPY	113,672,000	$33,241	$—	$33,241
1-Day THB THOR	Receive	1.75	Quarterly	03/12/2030	THB	1,200,962,000	363,401	—	363,401
1-Day JPY-TONA	Pay	1.80	Annually	01/31/2055	JPY	37,458,106	10,100	—	10,100
1-Day JPY-TONA	Pay	1.83	Annually	01/30/2055	JPY	18,715,250	4,456	—	4,456
1-Day JPY-TONA	Pay	1.83	Annually	01/30/2055	JPY	18,687,644	4,351	—	4,351
1-Day THB THOR	Receive	1.89	Quarterly	02/14/2030	THB	636,187,000	318,815	—	318,815
1-Day THB THOR	Receive	1.89	Quarterly	02/14/2030	THB	636,187,000	315,279	—	315,279
1-Day JPY-TONA	Pay	1.89	Annually	01/08/2055	JPY	62,849,000	5,499	—	5,499
1-Day JPY-TONA	Pay	2.02	Annually	03/12/2055	JPY	50,859,000	(2,804)	—	(2,804)
1-Day USD- SOFR	Pay	3.76	Annually	03/12/2030	USD	25,661,000	(94,655)	—	(94,655)
1-Day USD- SOFR	Pay	4.05	Annually	02/13/2030	USD	3,753,000	(60,483)	—	(60,483)
1-Day BRL-CDI	Receive	14.99	Maturity	01/03/2028	BRL	137,046,000	133,171	116,202	16,969
Total							$1,030,371	$116,202	$914,169
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Australia Banks	BNP	Pay	Quarterly	02/27/2026	AUD	7,144,921	23,763	$87,368	$—	$87,368
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/12/2025	USD	26,575,289	3,039	(461,373)	—	(461,373)
MSCI Emerging Markets ex China Gross Return USD Index	BCLY	Pay	Quarterly	05/29/2025	USD	20,609,212	2,561	605,860	—	605,860
MSCI Emerging Markets ex-China Gross Return USD Index	BCLY	Pay	Quarterly	05/29/2025	USD	8,876,205	1,103	258,966	—	258,966
MSCI Emerging Markets ex-China Gross Return USD Index	BCLY	Pay	Quarterly	05/29/2025	USD	418,461	52	12,209	—	12,209
MSCI Emerging Markets ex-China Index	UBS	Receive	Quarterly	03/26/2026	USD	4,656,432	649	(48,670)	—	(48,670)
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/17/2025	USD	64,090,719	108,231	(305,733)	—	(305,733)
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/08/2025	USD	70,697,541	2,539	(6,135,597)	—	(6,135,597)
S&P 500 Equal Weight Total Return Index	JPM	Receive	Quarterly	02/26/2026	USD	8,712,314	599	(326,961)	—	(326,961)
S&P Small Cap 600 Total Return Index	BCLY	Receive	Quarterly	07/21/2025	USD	4,245,839	2,046	(511,252)	—	(511,252)
S&P Small Cap 600 Total Return Index	BCLY	Receive	Quarterly	07/21/2025	USD	8,057,963	3,883	(975,451)	—	(975,451)
Total								$(7,800,634)	$—	$(7,800,634)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	1,144,167,426	0.8%	$227,999	$—	$227,999
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	653,529,700	0.5	129,845	—	129,845
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	406,312,272	0.3	84,742	—	84,742
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	358,184,707	0.3	70,903	—	70,903
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	356,900,595	0.3	70,409	—	70,409
BNP Paribas EMU Anti-Value 5 (b)	BNP	Pay	09/18/2025	EUR	12,452,771	1.5	528,385	—	528,385
BNP Paribas EMU Anti- Value+Quality(c)	BNP	Pay	09/18/2025	EUR	9,820,586	1.2	494,444	—	494,444
BNP Paribas EMU Value 5 (d)	BNP	Receive	09/18/2025	EUR	12,733,535	1.5	(450,231)	—	(450,231)
BNP Paribas EMU Value+Quality(e)	BNP	Receive	09/18/2025	EUR	10,079,915	1.2	(382,606)	—	(382,606)
BNP Paribas Long EM Value+Quality(f)	BNP	Receive	05/22/2025	USD	21,425,333	2.4	(168,581)	—	(168,581)
BNP Paribas Long EMU Domestics(g)	BNP	Receive	12/15/2025	EUR	11,842,410	1.4	(252,683)	—	(252,683)
BNP Paribas Long EMU Domestics(g)	BNP	Receive	12/15/2025	EUR	4,707,586	0.6	(100,446)	—	(100,446)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	5,921,285	0.7	(45,639)	—	(45,639)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	2,726,451	0.3	(19,662)	—	(19,662)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	2,725,101	0.3	(19,653)	—	(19,653)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	2,717,184	0.3	(19,596)	—	(19,596)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	1,155,305	0.1	(8,332)	—	(8,332)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	1,151,526	0.1	(8,304)	—	(8,304)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	1,151,526	0.1	(8,305)	—	(8,305)
BNP Paribas Short US Domestic(h)	BNP	Pay	12/12/2025	USD	244,089	-	(1,881)	—	(1,881)
JPMorgan AI Capex(i)	JPM	Pay	02/26/2026	USD	8,699,520	1.0	1,042,419	—	1,042,419
JPMorgan EM Anti-Value 2 (j)	JPM	Pay	02/26/2026	USD	13,519,063	1.5	558,288	—	558,288
JPMorgan EM Value 2 (k)	JPM	Receive	02/25/2026	USD	13,541,515	1.5	(297,504)	—	(297,504)
JPMorgan Korea Value	JPM	Receive	02/26/2026	USD	4,534,154	0.5	(308,607)	—	(308,607)
JPMorgan Long Japan 80% Value	JPM	Receive	03/09/2026	USD	7,194,304	0.8	(173,508)	—	(173,508)
JPMorgan Short Japan Anti- Value	JPM	Pay	03/09/2026	USD	7,221,066	0.8	239,438	—	239,438
JPMorgan US Anti-Value	JPM	Pay	03/23/2026	USD	5,693,880	0.6	76,085	—	76,085
JPMorgan US Value	JPM	Receive	03/23/2026	USD	5,692,716	0.6	(132,959)	—	(132,959)
Total							$1,124,460	$—	$1,124,460

Value
OTC Swap Agreements, at value (Assets)	$ 4,487,360
OTC Swap Agreements, at value (Liabilities)	$ (11,163,534)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Diversified REITs
Activia Properties, Inc.	356	$121,040,000	2.97%
Daiwa House Investment Corp., REIT	1,037	245,561,600	6.03
Fukuoka Corp., REIT	398	58,983,600	1.45
Hankyu Hanshin, Inc., REIT	312	46,519,200	1.14
Heiwa Real Estate, Inc., REIT	535	67,677,500	1.66
Japan Metropolitan Fund Invest	3,236	309,685,200	7.60
Japan Prime Realty Investment Corp.	451	153,340,000	3.76
KDX Realty Investment Corp.	1,817	268,552,600	6.59
Mirai Corp.	865	36,805,750	0.90
Mori Hills Investment Corp., REIT, Class C	866	116,044,000	2.85
Nomura Real Estate Master Fund, Inc.	2,102	299,535,000	7.35
One, Inc., REIT	123	29,938,200	0.73
Sekisui House, Inc., REIT	1,961	156,291,700	3.84
Takara Leben Real Estate Investment Corp.	412	35,432,000	0.87
Tokyu, Inc., REIT	441	76,601,700	1.88
Tosei Investment Corp., REIT	170	22,219,000	0.55
United Urban Investment Corp.	1,393	206,999,800	5.08
XYMAX Investment Corp., REIT	112	12,555,200	0.31
		2,263,782,050
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Office REITs
Daiwa Office Investment Corp.	431	$127,101,900	3.12%
Global One Real Estate Investment Corp.	451	51,459,100	1.26
Hulic, Inc., REIT	643	92,141,900	2.26
Ichigo Office Investment Corp., REIT	696	59,090,400	1.45
Japan Excellent, Inc.	591	75,470,700	1.85
Japan Real Estate Investment Corp.	3,215	344,969,500	8.47
Mori Trust, Inc., REIT	1,599	99,617,700	2.44
Nippon Building Fund, Inc.	3,938	501,701,200	12.31
Nippon Investment Corp., REIT	804	66,571,200	1.63
NTT UD Investment Corp., REIT	662	87,913,600	2.16
Orix, Inc., JREIT	1,242	218,840,400	5.37
Star Asia Investment Corp.	1,212	65,448,000	1.61
		1,790,325,600
Retail REITs
Honeys Holdings Co. Ltd.	12,600	20,764,800	0.51
Total Common Stocks - Long		$4,074,872,450

(b)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
MTU Aero Engines AG	68	$21,702	2.28%
Rheinmetall AG	20	26,116	2.74
Safran SA	91	22,102	2.32
		69,920
Air Freight & Logistics
InPost SA	1,434	19,363	2.03
Automobiles
Ferrari NV	31	12,231	1.28
Banks
FinecoBank Banca Fineco SpA	1,339	24,358	2.56
Beverages
Davide Campari-Milano NV	3,806	20,605	2.16
Biotechnology
Argenx SE	40	21,735	2.28
Broadline Retail
Prosus NV	613	26,081	2.74
Capital Markets
Deutsche Boerse AG	93	25,317	2.66
Euronext NV	191	25,548	2.68
		50,865
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Chemicals
Air Liquide SA	132	$23,049	2.42%
Symrise AG	252	24,081	2.53
		47,130
Construction & Engineering
Grupo Mexico SAB de CV, Series B	567	23,334	2.45
Electric Utilities
Redeia Corp., SA	1,399	25,964	2.73
Terna - Rete Elettrica Nazionale	3,076	25,729	2.70
		51,693
Electrical Equipment
Siemens Energy AG	431	23,198	2.44
Entertainment
CTS Eventim AG & Co. KGaA	224	20,632	2.17
Universal Music Group NV	922	23,450	2.46
		44,082
Financial Services
Adyen NV	14	19,558	2.05
Edenred SE	728	21,800	2.29
Eurazeo SE	315	21,462	2.25
		62,820
Food Products
Lotus Bakeries NV	3	22,943	2.41
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Equipment & Supplies
EssilorLuxottica SA	85	$22,552	2.37%
Hotels, Restaurants & Leisure
Delivery Hero SE	914	20,090	2.11
Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	2,911	22,442	2.36
Insurance
Hannover Rueck SE	89	24,478	2.57
Muenchener Rueckversicherungs- Gesellschaft AG	42	24,665	2.59
Sampo Oyj, A Shares	2,779	24,593	2.58
		73,736
Interactive Media & Services
Scout24 SE	237	22,884	2.40
Life Sciences Tools & Services
Sartorius AG	102	21,855	2.30
Sartorius Stedim Biotech	122	22,322	2.34
		44,177
Machinery
Rational AG	27	20,651	2.17
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Office REITs
Gecina SA	277	$24,045	2.53%
Oil, Gas & Consumable Fuels
Neste OYJ	2,682	22,892	2.40
Personal Care Products
Beiersdorf AG	174	20,736	2.18
L'Oreal SA	65	22,402	2.35
		43,138
Professional Services
Wolters Kluwer NV	165	23,727	2.49
Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	224	21,338	2.24
Software
Nemetschek SE	205	21,940	2.30
Textiles, Apparel & Luxury Goods
adidas AG	111	24,095	2.53
Hermes International SCA	10	23,879	2.51
		47,974
Total Common Stocks - Long		$951,944

(c)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Airbus SE	138	$22,432	2.39%
MTU Aero Engines AG	68	21,702	2.31
Safran SA	91	22,102	2.35
		66,236
Banks
Commerzbank AG	1,047	21,959	2.34
Credit Agricole SA	1,473	24,710	2.63
		46,669
Beverages
Anheuser-Busch InBev SA	413	23,488	2.50
Davide Campari-Milano NV	3,806	20,605	2.19
Pernod Ricard SA	229	20,943	2.23
		65,036
Biotechnology
Argenx SE	40	21,735	2.31
Broadline Retail
Prosus NV	551	23,465	2.50
Capital Markets
Euronext NV	192	25,732	2.74
Chemicals
Air Liquide SA	132	23,049	2.45
Construction & Engineering
Ferrovial SE	567	23,334	2.48
Diversified Telecommunication Services
Cellnex Telecom SA	714	23,445	2.50
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electric Utilities
Redeia Corp., SA	1,399	$25,964	2.76%
Electrical Equipment
Siemens Energy AG	431	23,198	2.47
Entertainment
Bollore SE	4,095	22,110	2.35
Financial Services
Adyen NV	14	19,699	2.10
Edenred SE	733	21,956	2.34
Eurazeo SE	317	21,616	2.30
Groupe Bruxelles Lambert NV	344	23,637	2.52
Sofina SA	95	22,384	2.38
		109,292
Food Products
Kerry Group PLC	241	23,328	2.48
Gas Utilities
Snam SpA	5,310	25,461	2.71
Health Care Equipment & Supplies
EssilorLuxottica SA	85	22,552	2.40
Hotels, Restaurants & Leisure
Accor SA	500	20,927	2.23
Delivery Hero SE	823	18,075	1.92
		39,002
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	2,911	$22,442	2.39%
Insurance
NN Group NV	502	25,748	2.74
Interactive Media & Services
Scout24 SE	237	22,884	2.44
Life Sciences Tools & Services
Sartorius AG	102	21,855	2.33
Sartorius Stedim Biotech	122	22,322	2.38
		44,177
Machinery
Alstom SA	1,028	20,952	2.23
Office REITs
Gecina SA	277	24,045	2.56
Oil, Gas & Consumable Fuels
Neste OYJ	2,682	22,892	2.44
Paper & Forest Products
Stora Enso OYJ	2,287	19,930	2.12
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	224	$21,338	2.27%
Infineon Technologies AG	667	20,274	2.16
		41,612
Textiles, Apparel & Luxury Goods
adidas AG	100	21,679	2.31
Kering SA	92	17,548	1.87
		39,227
Transportation Infrastructure
Aeroports de Paris SA	233	21,909	2.33
Getlink SE	1,519	24,227	2.58
		46,136
Total Common Stocks - Long		$939,653

(d)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Deutsche Post AG	614	$24,246	2.47%
Automobiles
Bayerische Motoren Werke AG	294	21,694	2.21
Renault SA	499	23,227	2.37
Stellantis NV	1,803	18,498	1.89
Volkswagen AG	233	21,756	2.22
		85,175
Banks
ABN AMRO Bank NV	1,282	24,829	2.53
Banco Santander SA	3,865	23,949	2.44
Bank of Ireland Group PLC	2,044	22,164	2.26
BNP Paribas SA	319	24,527	2.50
BPER Banca SpA	3,214	23,173	2.36
Credit Agricole SA	1,463	24,534	2.50
ING Groep NV	1,332	23,964	2.44
Societe Generale SA	588	24,357	2.48
		191,497
Capital Markets
Deutsche Bank AG	1,095	23,886	2.44
Chemicals
Arkema SA	299	21,058	2.15
Communications Equipment
Nokia OYJ	5,027	24,332	2.48
Construction & Engineering
Bouygues SA	683	24,854	2.53
Eiffage SA	230	24,684	2.52
		49,538
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Consumer Staples Distribution & Retail
Carrefour SA	1,870	$24,726	2.52%
Koninklijke Ahold Delhaize NV	705	24,359	2.48
		49,085
Diversified REITs
Covivio SA	468	24,231	2.47
Diversified Telecommunication Services
Telefonica SA	5,790	25,211	2.57
Electric Utilities
Acciona SA	203	24,478	2.50
Enel SpA	3,546	26,586	2.71
		51,064
Food Products
JDE Peet's NV	1,305	26,380	2.69
Health Care Providers & Services
Fresenius Medical Care AG	543	24,798	2.53
Fresenius SE & Co. KGaA	587	23,117	2.36
		47,915
Household Products
Henkel AG & Co. KGaA	311	20,713	2.11
Machinery
Daimler Truck Holding AG	561	20,835	2.12
Media
Publicis Groupe SA	260	22,551	2.30
Metals & Mining
ArcelorMittal SA	789	20,890	2.13
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Multi-Utilities
Engie SA	1,409	$25,409	2.59%
Oil, Gas & Consumable Fuels
Repsol SA	2,008	24,693	2.52
Passenger Airlines
Deutsche Lufthansa AG	3,314	22,192	2.26
Pharmaceuticals
Bayer AG	972	21,457	2.19
Ipsen SA	215	22,864	2.33
		44,321
Professional Services
Teleperformance SE	238	21,964	2.24
Semiconductors & Semiconductor Equipment
STMicroelectronics NV	1,036	20,727	2.11
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Trading Companies & Distributors
AerCap Holdings NV	251	$23,748	2.42%
Rexel SA	901	22,332	2.28
		46,080
Wireless Telecommunication Services
Orange SA	2,067	24,791	2.53
Total Common Stocks - Long		$958,784
Preferred Stocks - Long
Automobiles
Bayerische Motoren Werke AG	316	21,751	2.22
Total Investments		$980,535

(e)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Deutsche Post AG	614	$24,246	2.49%
Automobile Components
Cie Generale des Etablissements Michelin SCA	724	23,469	2.41
Continental AG	372	24,016	2.47
		47,485
Automobiles
Mercedes-Benz Group AG	409	22,185	2.28
Renault SA	496	23,086	2.37
Stellantis NV	1,854	19,028	1.95
		64,299
Banks
AIB Group PLC	3,401	20,238	2.08
Banco Bilbao Vizcaya Argentaria SA	1,854	23,263	2.39
Banco Santander SA	3,865	23,949	2.46
Bank of Ireland Group PLC	2,044	22,164	2.28
Erste Group Bank AG	361	23,008	2.36
Nordea Bank Abp	1,856	21,842	2.24
UniCredit SpA	445	22,954	2.36
		157,418
Building Products
Cie de Saint-Gobain SA	237	21,714	2.23
Chemicals
Arkema SA	299	21,058	2.16
Communications Equipment
Nokia OYJ	5,027	24,332	2.50
Construction & Engineering
Eiffage SA	230	24,684	2.53
Vinci SA	203	23,586	2.42
		48,270
Construction Materials
Heidelberg Materials AG	143	22,509	2.31
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Consumer Staples Distribution & Retail
Carrefour SA	1,870	$24,726	2.54%
Koninklijke Ahold Delhaize NV	705	24,359	2.50
		49,085
Diversified REITs
Covivio SA	468	24,231	2.49
Diversified Telecommunication Services
Koninklijke KPN NV	6,601	25,856	2.65
Orange SA	2,067	24,791	2.54
		50,647
Electric Utilities
Enel SpA	3,546	26,586	2.73
Energy Equipment & Services
Tenaris SA	1,413	25,527	2.62
Health Care Providers & Services
Fresenius Medical Care AG	543	24,798	2.55
Household Products
Henkel AG & Co. KGaA	311	20,713	2.13
Insurance
Ageas SA	447	24,749	2.54
Unipol Assicurazioni SpA	1,652	24,322	2.50
		49,071
IT Services
Capgemini SE	158	21,811	2.24
Machinery
Knorr-Bremse AG	260	21,705	2.23
Media
Publicis Groupe SA	260	22,551	2.31
Multi-Utilities
E.ON SE	1,953	27,267	2.80
Engie SA	1,409	25,409	2.61
		52,676
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Pharmaceuticals
Bayer AG	972	$21,457	2.20%
Ipsen SA	215	22,864	2.35
Merck KGaA	174	21,986	2.26
		66,307
Professional Services
Randstad NV	586	22,402	2.30
Teleperformance SE	238	21,964	2.25
		44,366
Trading Companies & Distributors
Rexel SA	901	22,332	2.29
Total Common Stocks - Long		$953,737
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Preferred Stocks - Long
Household Products
Henkel AG & Co. KGaA	278	$20,410	2.10%
Total Investments		$974,147

(f)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
Astra International Tbk PT	23,889	$7,054	0.71%
Automobiles
Hyundai Mobis Co. Ltd.	59	10,418	1.05
Kia Corp.	231	14,478	1.46
		24,896
Banks
Akbank TAS	4,194	5,773	0.58
Bank Mandiri Persero Tbk PT	50,149	15,651	1.57
Bank Polska Kasa Opieki SA	242	10,969	1.10
Dubai Islamic Bank PJSC	5,863	11,445	1.15
Emirates NBD Bank PJSC	2,661	14,636	1.47
Grupo Financiero Banorte SAB de CV, Class O	3,477	24,148	2.43
Nedbank Group Ltd.	605	8,471	0.85
OTP Bank Nyrt	295	19,798	1.99
Standard Bank Group Ltd.	1,741	22,700	2.28
		133,591
Beverages
Gruma SAB de CV, Class B	314	5,685	0.57
Construction & Engineering
Samsung C&T Corp.	110	8,749	0.88
Distributors
Ambev SA	8,205	19,354	1.95
Diversified Telecommunication Services
Hellenic Telecommunications Organization SA	361	5,856	0.59
Mobile Telecommunications Co.	4,534	7,058	0.71
Telefonica Brasil SA	920	8,011	0.81
		20,925
Electric Utilities
Pegatron Corp.	3,150	7,961	0.80
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co. Ltd.	5,153	22,662	2.28
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Financial Services
Banco do Brasil SA	2,259	$11,129	1.12%
Chailease Holding Co. Ltd.	2,046	7,148	0.72
Eurobank Ergasias Services & Holdings SA	3,239	8,638	0.87
Itausa SA	7,679	12,679	1.28
National Bank of Greece SA	1,094	11,182	1.12
		50,776
Health Care Providers & Services
Mouwasat Medical Services Co.	322	6,434	0.65
Insurance
Samsung Fire & Marine Insurance Co. Ltd.	41	9,865	0.99
IT Services
Samsung SDS Co. Ltd.	100	7,862	0.79
Marine Transportation
Evergreen Marine Corp. Taiwan Ltd.	1,338	8,884	0.89
Metals & Mining
Cemex SAB de CV	12,940	7,314	0.74
Grupo Mexico SAB de CV, Series B	2,618	13,110	1.32
Harmony Gold Mining Co. Ltd.	480	6,969	0.70
Vale SA	3,156	31,270	3.14
		58,663
Pharmaceuticals
Richter Gedeon Nyrt	429	11,820	1.19
Real Estate Management & Development
Emaar Properties PJSC	3,515	12,775	1.28
Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	583	9,179	0.92
SK Hynix, Inc.	220	28,487	2.86
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Taiwan Semiconductor Manufacturing Co. Ltd.	1,080	$29,613	2.98%
Zhen Ding Technology Holding Ltd.	2,274	7,089	0.71
		74,368
Technology Hardware, Storage & Peripherals
Compal Electronics, Inc.	7,640	7,330	0.74
LG Innotek Co. Ltd.	70	7,603	0.76
Quanta Computer, Inc.	1,712	11,578	1.16
Samsung Electronics Co. Ltd.	4,693	183,999	18.50
		210,510
Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	594	10,588	1.06
Wireless Telecommunication Services
Telkom Indonesia Persero Tbk PT	110,069	15,916	1.60
TIM SA/Brazil	1,910	6,007	0.60
		21,923
Total Common Stocks - Long		$735,345
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Preferred Stocks - Long
Banks
Bancolombia SA	600	$6,036	0.61%
Itau Unibanco Holding SA	7,022	38,537	3.88
		44,573
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	5,301	34,421	3.46
Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd.	796	25,481	2.56
Total Preferred Stocks - Long		$104,475
Total Investments		$839,820

(g)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Rheinmetall AG	24	$32,255	3.35%
Building Products
Cie de Saint-Gobain SA	928	85,056	8.82
Kingspan Group PLC	521	38,605	4.00
		123,661
Construction & Engineering
Bouygues SA	927	33,748	3.50
Eiffage SA	324	34,746	3.60
Vinci SA	954	110,934	11.51
		179,428
Containers & Packaging
Smurfit WestRock PLC	1,155	48,136	4.99
Distributors
D'ieteren Group	149	23,697	2.46
Entertainment
Vivendi SE	3,176	8,755	0.91
Hotels, Restaurants & Leisure
Basic-Fit NV	885	16,697	1.73
FDJ UNITED	646	18,769	1.95
		35,466
Interactive Media & Services
Scout24 SE	329	31,674	3.29
IT Services
Bechtle AG	707	24,188	2.51
Capgemini SE	346	47,753	4.95
Indra Sistemas SA	1,192	31,853	3.30
		103,794
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Machinery
Iveco Group NV	2,167	$32,662	3.39%
Media
Canal+ SA	3,237	7,110	0.74
Havas NV	3,176	4,176	0.43
Louis Hachette Group	3,234	4,467	0.46
ProSiebenSat.1 Media SE	3,570	20,690	2.15
		36,443
Paper & Forest Products
Stora Enso OYJ, R Shares	2,767	24,115	2.50
Passenger Airlines
Deutsche Lufthansa AG	3,770	25,243	2.62
Professional Services
Randstad NV	636	24,297	2.52
Specialty Retail
Industria de Diseno Textil SA	2,028	93,006	9.65
Zalando SE	866	27,514	2.85
		120,520
Transportation Infrastructure
Aena SME SA	205	44,482	4.61
Aeroports de Paris SA	212	19,901	2.06
Fraport AG Frankfurt Airport Services	411	23,760	2.46
Getlink SE	1,623	25,881	2.68
		114,024
Total Common Stocks - Long		$964,170
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)

(h)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
FedEx Corp.	50	$12,275	1.36%
United Parcel Service, Inc., Class B	159	17,478	1.93
		29,753
Building Products
Trane Technologies PLC	49	16,494	1.82
Chemicals
Sherwin-Williams Co.	52	18,153	2.01
Commercial Services & Supplies
Cintas Corp.	79	16,184	1.79
Copart, Inc.	188	10,643	1.18
Republic Services, Inc.	48	11,549	1.28
Waste Connections, Inc.	56	10,926	1.21
Waste Management, Inc.	87	20,155	2.23
		69,457
Communications Equipment
Arista Networks, Inc.	232	17,953	1.99
Construction & Engineering
Quanta Services, Inc.	32	8,124	0.90
Construction Materials
Martin Marietta Materials, Inc.	13	6,339	0.70
Vulcan Materials Co.	29	6,684	0.74
		13,023
Entertainment
Walt Disney Co.	393	38,831	4.29
Ground Transportation
CSX Corp.	421	12,378	1.37
Norfolk Southern Corp.	49	11,617	1.28
Old Dominion Freight Line, Inc.	42	6,922	0.77
Union Pacific Corp.	132	31,220	3.45
		62,137
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	25	5,296	0.59
DoorDash, Inc., Class A	67	12,200	1.35
Hilton Worldwide Holdings, Inc.	53	12,164	1.35
Marriott International, Inc., Class A	52	12,365	1.37
Starbucks Corp.	246	24,113	2.67
		66,138
Household Durables
D.R. Horton, Inc.	64	8,093	0.89
Lennar Corp.	52	5,946	0.66
		14,039
Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services
Cognizant Technology Solutions Corp., Class A	108	$8,226	0.91%
Snowflake, Inc., Class A	65	9,565	1.06
		17,791
Media
Charter Communications, Inc., Class A	20	7,418	0.82
Comcast Corp., Class A	838	30,923	3.42
		38,341
Professional Services
Automatic Data Processing, Inc.	88	27,031	2.99
Broadridge Financial Solutions, Inc.	25	6,148	0.68
Equifax, Inc.	27	6,538	0.72
Verisk Analytics, Inc.	31	9,195	1.02
		48,912
Software
Crowdstrike Holdings, Inc., Class A	50	17,800	1.97
Datadog, Inc., Class A	61	6,040	0.67
Fair Isaac Corp.	5	9,809	1.08
Roper Technologies, Inc.	23	13,711	1.52
Tyler Technologies, Inc.	9	5,382	0.60
Workday, Inc., Class A	46	10,791	1.19
		63,533
Specialty Retail
AutoZone, Inc.	4	14,130	1.56
Home Depot, Inc.	215	78,971	8.73
Lowe's Cos., Inc.	123	28,703	3.17
O'Reilly Automotive, Inc.	13	18,027	1.99
Ross Stores, Inc.	72	9,197	1.02
TJX Cos., Inc.	245	29,801	3.30
Tractor Supply Co.	117	6,447	0.71
		185,276
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	24	6,864	0.76
Trading Companies & Distributors
Fastenal Co.	124	9,634	1.07
United Rentals, Inc.	14	8,991	0.99
WW Grainger, Inc.	10	9,417	1.04
		28,042
Total Common Stocks - Long		$742,861
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)

(i)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Broadline Retail
Amazon.com, Inc.	6,354	$1,208,979	13.68%
Communications Equipment
Arista Networks, Inc.	748	57,926	0.66
Interactive Media & Services
Alphabet, Inc., Class A	7,383	1,141,775	12.92
Meta Platforms, Inc., Class A	1,528	880,885	9.97
		2,022,660
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	988	101,521	1.15
Analog Devices, Inc.	298	60,029	0.68
Applied Materials, Inc.	490	71,172	0.81
ARM Holdings PLC	619	66,117	0.75
ASML Holding NV	235	155,818	1.76
Broadcom, Inc.	2,852	477,431	5.40
Enphase Energy, Inc.	76	4,697	0.05
Entegris, Inc.	89	7,775	0.09
First Solar, Inc.	67	8,424	0.10
Intel Corp.	2,689	61,064	0.69
KLA Corp.	80	54,463	0.62
Lam Research Corp.	794	57,730	0.65
Marvell Technology, Inc.	541	33,313	0.38
Microchip Technology, Inc.	319	15,453	0.17
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Micron Technology, Inc.	678	$58,875	0.67%
Monolithic Power Systems, Inc.	29	16,928	0.19
NVIDIA Corp.	14,860	1,610,516	18.23
NXP Semiconductors NV	153	28,999	0.33
ON Semiconductor Corp.	252	10,239	0.12
Qorvo, Inc.	53	3,857	0.04
QUALCOMM, Inc.	658	101,083	1.14
Skyworks Solutions, Inc.	91	5,856	0.07
Taiwan Semiconductor Manufacturing Co. Ltd.	2,629	436,442	4.94
Teradyne, Inc.	99	8,156	0.09
Texas Instruments, Inc.	544	97,687	1.11
		3,553,645
Software
Microsoft Corp.	4,480	1,681,904	19.03
Oracle Corp.	1,680	234,828	2.66
		1,916,732
Specialized REITs
Digital Realty Trust, Inc.	203	29,055	0.33
Equinix, Inc.	58	47,688	0.54
		76,743
Total Common Stocks - Long		$8,836,685

(j)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Embraer SA	126,024	$1,447,776	1.53%
Banks
Al Rayan Bank	1,991,725	1,229,293	1.30
Bank Al-Jazira	269,520	1,255,746	1.33
Boubyan Bank KSCP	601,885	1,339,013	1.41
Capitec Bank Holdings Ltd.	7,751	1,309,411	1.38
Chang Hwa Commercial Bank Ltd.	2,368,243	1,266,300	1.34
Dukhan Bank	1,315,575	1,274,661	1.35
E.Sun Financial Holding Co. Ltd.	1,446,613	1,252,767	1.32
First Financial Holding Co. Ltd.	1,545,894	1,259,595	1.33
Gulf Bank KSCP	1,172,936	1,354,155	1.43
Hua Nan Financial Holdings Co. Ltd., Class C	1,546,194	1,294,783	1.37
Inter & Co., Inc., Class A	251,250	1,376,851	1.45
Kuwait Finance House KSCP	499,710	1,288,353	1.36
Mega Financial Holding Co. Ltd.	1,084,358	1,303,289	1.38
Shanghai Commercial & Savings Bank Ltd.	962,783	1,305,052	1.38
Taishin Financial Holding Co. Ltd.	2,442,859	1,265,645	1.34
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Taiwan Business Bank	2,748,185	$1,208,652	1.28%
Taiwan Cooperative Financial Holding Co. Ltd.	1,744,813	1,263,943	1.33
		21,847,509
Broadline Retail
Allegro.eu SA	180,128	1,454,350	1.54
Falabella SA	340,934	1,418,693	1.50
		2,873,043
Capital Markets
Saudi Tadawul Group Holding Co.	23,088	1,255,440	1.33
Chemicals
Sociedad Quimica y Minera de Chile SA, Class B	33,058	1,313,076	1.39
Construction Materials
TCC Group Holdings Co. Ltd.	1,251,432	1,208,132	1.28
Consumer Staples Distribution & Retail
CP AXTRA PCL	2,280,404	1,744,737	1.84
Dino Polska SA	15,796	1,841,616	1.94
		3,586,353
Diversified Telecommunication Services
True Corp. PCL	4,406,661	1,517,213	1.60
Electric Utilities
Equatorial Energia SA	244,398	1,366,479	1.44
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Saudi Electricity Co.	285,591	$1,214,932	1.28%
Tenaga Nasional Bhd	418,720	1,263,153	1.33
		3,844,564
Electronic Equipment, Instruments & Components
Innolux Corp.	2,843,617	1,293,277	1.37
Energy Equipment & Services
Gulf Development Public Co. Ltd.	855,490	1,252,438	1.32
Entertainment
CD Projekt SA	28,627	1,566,014	1.65
Financial Services
Remgro Ltd.	164,075	1,409,731	1.49
Food Products
Almarai Co. JSC	123,590	1,831,607	1.93
JBS SA	352,422	2,531,413	2.67
		4,363,020
Hotels, Restaurants & Leisure
Minor International PCL	1,569,133	1,212,156	1.28
Industrial Conglomerates
Industries Qatar QSC	353,719	1,250,715	1.32
Insurance
Discovery Ltd.	114,866	1,247,732	1.32
Metals & Mining
China Steel Corp.	1,853,868	1,250,805	1.32
Cia Siderurgica Nacional SA	879,807	1,455,728	1.54
Saudi Arabian Mining Co.	101,318	1,250,380	1.32
		3,956,913
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Oil, Gas & Consumable Fuels
Cosan SA	1,060,635	$1,369,492	1.45%
Qatar Gas Transport Co Ltd.	1,068,179	1,366,949	1.44
Thai Oil PCL	1,731,050	1,248,087	1.32
		3,984,528
Personal Care Products
Natura & Co. Holding SA	805,553	1,406,093	1.48
Specialty Retail
Hotai Motor Co. Ltd.	71,542	1,297,305	1.37
PTT Oil & Retail Business PCL	3,798,838	1,318,957	1.39
		2,616,262
Technology Hardware, Storage & Peripherals
Catcher Technology Co. Ltd.	207,838	1,311,582	1.38
Wireless Telecommunication Services
MTN Group Ltd.	255,653	1,715,352	1.81
Total Common Stocks - Long		$67,478,919
Preferred Stocks - Long
Electric Utilities
Cia Paranaense de Energia - Copel, Class B	734,725	1,336,392	1.41
Total Investments		$68,815,311

(k)	The significant reference entities underlying the corresponding total return swap as of March 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
Alior Bank SA	53,967	$1,669,184	1.72%
Banco do Brasil SA	267,759	1,318,847	1.36
Bank Mandiri Persero Tbk PT	4,220,087	1,317,089	1.35
Bank Polska Kasa Opieki SA	30,235	1,372,866	1.41
Dubai Islamic Bank PJSC	624,443	1,218,975	1.25
Emirates NBD Bank PJSC	229,636	1,262,905	1.30
Eurobank Ergasias Services & Holdings SA, Class A	502,240	1,339,575	1.38
Grupo Financiero Banorte SAB de CV, Class O	175,746	1,220,680	1.26
Itausa SA	828,019	1,367,142	1.41
MBank SA	7,062	1,479,630	1.52
National Bank of Greece SA	147,022	1,502,140	1.54
OTP Bank Nyrt	20,642	1,385,119	1.42
Standard Bank Group Ltd.	109,773	1,430,945	1.47
		17,885,097
Beverages
Ambev SA	654,641	1,544,166	1.59
Anadolu Efes Biracilik Ve Malt Sanayii AS	282,332	1,242,768	1.28
Coca-Cola Icecek AS	895,098	1,260,298	1.30
		4,047,232
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Capital Markets
Reinet Investments SCA	50,777	$1,230,877	1.27%
Chemicals
Saudi Aramco Base Oil Co.	47,201	1,321,036	1.36
Construction Materials
Asia Cement Corp.	1,047,561	1,473,604	1.52
Diversified Telecommunication Services
Hellenic Telecommunications Organization SA	80,360	1,303,247	1.34
Electric Utilities
CPFL Energia SA	243,014	1,600,760	1.65
Food Products
BRF SA	383,872	1,319,982	1.36
Gruma SAB de CV, Class B	70,841	1,281,042	1.32
		2,601,024
Health Care Providers & Services
Mouwasat Medical Services Co.	59,939	1,198,232	1.23
Household Products
Kimberly-Clark de Mexico SAB de CV, Class A	778,267	1,277,837	1.31
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Industrial Conglomerates
Astra International Tbk PT	4,425,651	$1,306,895	1.34%
Bidvest Group Ltd.	93,587	1,200,035	1.23
Metlen Energy & Metals SA	33,228	1,458,544	1.50
		3,965,474
Marine Transportation
Evergreen Marine Corp. Taiwan Ltd.	192,965	1,281,676	1.32
Yang Ming Marine Transport Corp.	581,179	1,302,480	1.34
		2,584,156
Metals & Mining
Gerdau SA	469,887	1,328,371	1.37
Grupo Mexico SAB de CV, Series B	263,341	1,318,628	1.36
Harmony Gold Mining Co. Ltd.	119,716	1,737,086	1.79
Vale SA	132,549	1,313,146	1.35
		5,697,231
Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	440,733	1,317,573	1.36
Paper & Forest Products
Empresas CMPC SA	774,841	1,270,197	1.31
Passenger Airlines
Latam Airlines Group SA	79,557,532	1,241,097	1.28
Turk Hava Yollari AO	149,303	1,223,148	1.26
		2,464,245
Pharmaceuticals
Grupo Mexico SAB de CV, Series B	49,339	1,358,736	1.40
Hypera SA	413,352	1,398,949	1.44
		2,757,685
Real Estate Management & Development
Emaar Properties PJSC	329,483	1,197,539	1.23
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Semiconductors & Semiconductor Equipment
United Microelectronics Corp.	951,567	$1,279,857	1.32%
Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	87,621	1,561,568	1.61
Wireless Telecommunication Services
Mobile Telecommunications Co. KSCP	798,746	1,243,408	1.28
TIM SA/Brazil	422,566	1,328,969	1.37
Vodacom Group Ltd.	197,266	1,347,446	1.39
		3,919,823
Total Common Stocks - Long		$61,954,294
Preferred Stocks - Long
Banks
Bancolombia SA	121,023	1,217,032	1.25
Itau Unibanco Holding SA	251,543	1,380,493	1.42
		2,597,525
Electric Utilities
Cia Energetica de Minas Gerais	763,739	1,369,155	1.41
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	189,750	1,232,011	1.27
Total Preferred Stocks - Long		$5,198,691
Total Investments		$67,152,985
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	28	06/30/2025	$5,768,272	$5,800,813	$32,541	$—
5-Year U.S. Treasury Notes	160	06/30/2025	17,118,561	17,305,000	186,439	—
10-Year Canadian Bonds	4	06/19/2025	347,182	345,089	—	(2,093)
10-Year Korea Government Bonds	68	06/17/2025	5,483,940	5,509,270	25,330	—
30-Year U.S. Treasury Bonds	32	06/18/2025	3,675,560	3,753,000	77,440	—
Brent Crude Oil(Q)	35	10/31/2025	2,586,966	2,489,900	—	(97,066)
Eurex MSCI Indonesia Index	341	06/20/2025	4,838,112	4,755,245	—	(82,867)
FTSE 100 Index	19	06/20/2025	2,111,072	2,108,755	—	(2,317)
German Euro BOBL	106	06/06/2025	13,563,299	13,500,827	—	(62,472)
German Euro Schatz	108	06/06/2025	12,497,683	12,490,244	—	(7,439)
IFSC NIFTY 50 Index	155	04/24/2025	7,410,594	7,244,235	—	(166,359)
Nikkei 225 Index	26	06/12/2025	3,217,135	3,124,108	—	(93,027)
S&P/TSX 60 Index	9	06/19/2025	1,858,186	1,873,236	15,050	—
SFE S&P ASX 200 Index	9	06/19/2025	1,102,676	1,107,437	4,761	—
U.K. Gilt	10	06/26/2025	1,193,227	1,184,405	—	(8,822)
U.S. Treasury Ultra Bonds	25	06/18/2025	3,110,293	3,056,250	—	(54,043)
Total					$341,561	$(576,505)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(57)	06/16/2025	$(3,986,791)	$(4,012,536)	$—	$(25,745)
10-Year U.S. Treasury Notes	(41)	06/18/2025	(4,567,566)	(4,559,969)	7,597	—
10-Year U.S. Treasury Ultra Notes	(55)	06/18/2025	(6,262,214)	(6,276,875)	—	(14,661)
Euro OAT Futures	(19)	06/06/2025	(2,575,805)	(2,520,629)	55,176	—
EURO STOXX 50® Index	(110)	06/20/2025	(6,319,537)	(6,171,950)	147,587	—
Euro-BTP Italy Government Bonds	(10)	06/06/2025	(1,256,716)	(1,270,743)	—	(14,027)
German Euro Bund	(98)	06/06/2025	(13,774,250)	(13,651,776)	122,474	—
KFE KOSPI 200 Index	(76)	06/12/2025	(4,470,781)	(4,307,097)	163,684	—
MSCI Emerging Markets Index	(383)	06/20/2025	(21,591,308)	(21,271,820)	319,488	—
S&P 500® E-Mini Index	(109)	06/20/2025	(30,673,872)	(30,810,213)	—	(136,341)
TOPIX Index	(34)	06/12/2025	(6,069,930)	(6,034,269)	35,661	—
Total					$851,667	$(190,774)
Total Futures Contracts					$1,193,228	$(767,279)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	04/10/2025	USD	801,428	CAD	1,160,000	$—	$(5,051)
ANZ	04/10/2025	JPY	207,722,166	USD	1,401,625	—	(15,180)
BCLY	04/10/2025	USD	4,734,013	CNY	33,864,764	60,982	—
BCLY	04/10/2025	USD	677,666	JPY	101,370,000	1,071	—
BCLY	04/10/2025	USD	1,121,612	MYR	5,047,927	—	(16,405)
BCLY	04/10/2025	USD	427,576	SEK	4,696,849	—	(39,971)
BCLY	04/10/2025	CNH	18,618,500	USD	2,568,678	—	(4,137)
BCLY	04/10/2025	GBP	86,386	USD	107,626	3,961	—
BCLY	04/10/2025	JPY	683,378,049	USD	4,466,926	94,290	—
BCLY	04/10/2025	NZD	8,606	USD	4,924	—	(36)
BCLY	06/18/2025	USD	45,165	DKK	306,487	515	—
BCLY	06/18/2025	USD	5,649,656	KRW	8,132,228,336	103,266	—
BCLY	06/18/2025	USD	260,913	KRW	383,087,422	—	(363)
BCLY	06/18/2025	USD	19,416	NOK	207,447	—	(301)
BCLY	06/18/2025	USD	3,319	NZD	5,801	19	—
BCLY	06/18/2025	USD	97,050	SGD	128,485	1,026	—
BCLY	06/18/2025	EUR	3,285,378	USD	3,596,692	—	(28,448)
BCLY	06/18/2025	ILS	130,894	USD	35,931	—	(663)
BCLY	04/06/2026	USD	5,981,437	TRY	314,968,145	201,869	—
BCLY	04/06/2026	TRY	210,424,930	USD	3,626,140	235,092	—
BNP	04/10/2025	USD	4,726,745	AUD	7,675,287	—	(69,544)
BNP	04/10/2025	USD	4,291,754	EUR	4,170,274	—	(219,945)
BNP	04/10/2025	USD	390,195	GBP	310,000	—	(10,238)
BNP	04/10/2025	CNH	37,151,501	USD	5,148,365	—	(31,059)
BNP	04/10/2025	KRW	5,151,759,519	USD	3,521,222	—	(20,729)
BNP	04/30/2025	CNY	2,680,000	USD	371,248	—	(880)
BNP	06/18/2025	USD	230,438	CHF	200,573	1,598	—
BNP	06/18/2025	USD	284,359	COP	1,182,985,590	4,475	—
BNP	06/18/2025	USD	1,152,092	EUR	1,062,600	—	(1,996)
BNP	06/18/2025	USD	9,386,631	EUR	8,641,134	1,507	—
BNP	06/18/2025	USD	9,342,595	JPY	1,396,837,783	—	(52,671)
BNP	06/18/2025	USD	69,911	SEK	697,005	245	—
BNP	06/18/2025	AUD	1,586,648	USD	997,904	—	(5,841)
BNP	06/18/2025	CLP	185,762,384	USD	200,837	—	(5,318)
BNP	06/18/2025	CNH	2,943,603	USD	409,910	—	(2,590)
BNP	06/18/2025	COP	1,258,501,554	USD	297,097	654	—
BNP	06/18/2025	CZK	2,606,976	USD	114,276	—	(1,139)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/18/2025	GBP	47,622	USD	61,645	$—	$(135)
BNP	06/18/2025	HKD	2,860,126	USD	368,684	—	(459)
BNP	06/18/2025	IDR	79,739,383,280	USD	4,789,152	8,269	—
BOA	04/10/2025	USD	1,506,162	CHF	1,356,274	—	(28,698)
BOA	04/10/2025	USD	2,914,118	CNH	21,030,000	17,412	—
BOA	04/10/2025	USD	375,926	EUR	358,283	—	(11,690)
BOA	04/10/2025	USD	4,793,768	JPY	713,053,260	34,485	—
BOA	04/10/2025	USD	67,877	NOK	761,555	—	(4,510)
BOA	04/10/2025	AUD	152,705	USD	96,128	—	(702)
BOA	04/10/2025	DKK	11,896,218	USD	1,647,827	77,362	—
BOA	04/10/2025	EUR	3,255,479	USD	3,537,723	—	(15,713)
BOA	04/10/2025	PLN	1,116,478	USD	267,691	20,480	—
BOA	01/06/2026	EUR	5,001,849	USD	5,263,020	229,639	—
CA	04/10/2025	USD	1,311,332	EUR	1,279,949	—	(73,408)
CITI	04/10/2025	USD	290,768	EUR	266,364	2,597	—
CITI	04/10/2025	USD	2,784,962	JPY	409,470,000	51,949	—
CITI	04/10/2025	CAD	1,640,416	USD	1,142,062	—	(1,579)
CITI	04/10/2025	CNH	14,820,000	USD	2,052,849	—	(11,519)
CITI	06/18/2025	USD	123,858	AUD	196,904	743	—
CITI	06/18/2025	USD	623,609	CAD	889,071	3,368	—
CITI	06/18/2025	USD	329,768	CHF	287,013	2,306	—
CITI	06/18/2025	USD	443,873	GBP	344,045	—	(514)
CITI	06/18/2025	CAD	273,456	USD	189,951	820	—
CITI	06/18/2025	GBP	91,211	USD	118,066	—	(253)
CITI	06/18/2025	JPY	689,825,992	USD	4,728,540	—	(88,704)
CITI	01/06/2026	JPY	770,713,893	USD	5,253,831	35,911	—
DUB	06/18/2025	USD	2,114,625	EUR	1,923,249	25,787	—
GSI	04/10/2025	USD	301,595	COP	1,326,670,000	—	(15,207)
GSI	04/10/2025	NOK	2,326,780	USD	203,648	17,515	—
GSI	04/10/2025	PEN	840,774	USD	221,770	7,029	—
GSI	04/10/2025	RON	1,821,720	USD	374,270	21,334	—
GSI	06/18/2025	USD	633,931	AUD	996,231	11,031	—
GSI	06/18/2025	USD	151,172	BRL	889,277	—	(2,082)
GSI	06/18/2025	USD	1,180,588	BRL	6,823,763	4,610	—
GSI	06/18/2025	USD	8,365	DKK	56,765	95	—
GSI	06/18/2025	USD	738,737	JPY	110,164,282	—	(2,239)
GSI	06/18/2025	USD	719,177	MXN	14,824,585	2,327	—
GSI	06/18/2025	USD	14,863	MYR	65,580	41	—
GSI	06/18/2025	USD	11,963	NOK	127,815	—	(186)
GSI	06/18/2025	BRL	6,120,067	USD	1,051,945	2,761	—
GSI	06/18/2025	CAD	1,198,522	USD	836,994	—	(869)
GSI	06/18/2025	EUR	3,001,572	USD	3,259,197	806	—
GSI	06/18/2025	USD	513,248	ZAR	9,412,579	3,130	—
GSI	01/06/2026	USD	43,023	EUR	39,180	—	(2)
GSI	01/06/2026	USD	23,887	JPY	3,471,520	60	—
GSI	01/06/2026	USD	25,834,905	THB	869,547,876	—	(290,720)
GSI	01/06/2026	THB	3,033,613	USD	90,691	454	—
GSI	04/06/2026	USD	485,984	TRY	26,602,785	—	(2,168)
GSI	04/06/2026	USD	11,271,409	TRY	564,472,154	913,520	—
GSI	04/06/2026	TRY	490,625,761	USD	8,671,655	331,174	—
GSI	04/06/2026	TRY	204,992,392	USD	3,764,782	—	(3,235)
GSI	01/25/2027	USD	11,044,361	TRY	664,405,529	1,488,935	—
GSI	01/25/2027	TRY	664,405,528	USD	10,985,541	—	(1,430,115)
HSBC	04/10/2025	USD	637,895	EUR	586,950	2,890	—
HSBC	04/10/2025	GBP	873,908	USD	1,132,325	—	(3,482)
HSBC	04/10/2025	PLN	156,904	USD	40,756	—	(258)
HSBC	04/10/2025	SEK	323,800	USD	32,195	37	—
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	04/10/2025	USD	1,313,995	MXN	26,435,142	$23,990	$—
JPM	04/10/2025	AUD	1,060,254	USD	666,478	—	(3,925)
JPM	04/10/2025	CNY	31,184,764	USD	4,304,909	—	(1,694)
JPM	04/10/2025	SGD	14,437	USD	10,721	30	—
JPM	06/18/2025	USD	918,000	CHF	797,054	8,618	—
JPM	06/18/2025	USD	257,462	DKK	1,747,128	2,934	—
JPM	06/18/2025	USD	270,027	MXN	5,565,841	887	—
JPM	06/18/2025	USD	149,923	NZD	262,043	857	—
JPM	06/18/2025	USD	87,917	SEK	876,545	306	—
JPM	06/18/2025	USD	40,811	SGD	54,029	432	—
JPM	06/18/2025	USD	781,985	TWD	25,635,804	4,820	—
JPM	06/18/2025	AUD	151,274	USD	95,141	—	(556)
JPM	06/18/2025	AUD	1,396,414	USD	872,474	644	—
JPM	06/18/2025	EUR	6,387,754	USD	7,016,419	—	(78,688)
JPM	06/18/2025	GBP	1,540,647	USD	1,988,641	1,344	—
JPM	06/18/2025	ILS	133,729	USD	36,698	—	(666)
JPM	06/18/2025	PLN	304,076	USD	78,785	—	(508)
JPM	06/18/2025	TWD	10,031,432	USD	306,941	—	(2,832)
JPM	06/18/2025	TWD	11,009,678	USD	332,659	1,106	—
JPM	06/18/2025	USD	514,274	ZAR	9,431,177	3,149	—
JPM	06/18/2025	USD	857,777	ZAR	15,845,137	—	(955)
RBC	04/10/2025	USD	1,446,115	CAD	2,077,829	1,525	—
RBC	04/10/2025	USD	1,413,482	DKK	10,236,372	—	(70,996)
RBC	04/10/2025	USD	6,356,819	EUR	5,820,000	60,329	—
RBC	04/10/2025	USD	1,098,620	GBP	850,000	660	—
SCB	04/10/2025	USD	514,586	AUD	820,000	2,168	—
SCB	04/10/2025	CHF	1,841,055	USD	2,023,896	59,578	—
SCB	04/10/2025	EUR	450,000	USD	468,930	17,912	—
SCB	04/10/2025	EUR	6,251,553	USD	6,827,083	—	(63,708)
SSB	06/18/2025	HUF	18,275,974	USD	49,486	—	(627)
UBS	04/03/2025	JPY	30,563,769	USD	204,598	—	(759)
UBS	04/10/2025	USD	1,634,311	GBP	1,343,352	—	(100,921)
UBS	04/10/2025	USD	204,756	JPY	30,563,769	758	—
UBS	04/10/2025	USD	524,606	THB	18,185,833	—	(11,818)
UBS	04/10/2025	CHF	95,130	USD	108,180	—	(523)
UBS	04/10/2025	JPY	2,631,325,694	USD	16,849,759	713,057	—
UBS	04/10/2025	NZD	352,479	USD	197,723	2,441	—
UBS	04/10/2025	SEK	15,307,363	USD	1,372,286	151,484	—
UBS	06/18/2025	USD	780,676	INR	67,957,986	—	(9,850)
UBS	06/18/2025	USD	102,788	MXN	2,118,621	341	—
UBS	06/18/2025	USD	273,313	NOK	2,920,252	—	(4,252)
UBS	06/18/2025	USD	9,989	SGD	13,224	106	—
UBS	06/18/2025	USD	11,905	THB	400,830	23	—
UBS	06/18/2025	CAD	443,544	USD	308,088	1,341	—
UBS	06/18/2025	CHF	1,209,581	USD	1,380,168	—	(122)
UBS	06/18/2025	CNY	40,907,480	USD	5,720,126	—	(49,337)
UBS	06/18/2025	EUR	7,246,551	USD	7,950,495	—	(80,026)
UBS	06/18/2025	IDR	4,003,858,929	USD	244,153	—	(3,265)
UBS	06/18/2025	ILS	1,323,061	USD	363,099	—	(6,612)
UBS	06/18/2025	INR	669,081,517	USD	7,635,563	147,577	—
UBS	06/18/2025	JPY	2,429,904,927	USD	16,499,545	—	(155,770)
UBS	06/18/2025	TRY	648,046	USD	16,330	—	(845)
UBS	06/18/2025	ZAR	16,592,431	USD	909,066	—	(9,834)
Total						$5,237,864	$(3,180,041)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	18.7%	$169,846,366
Banks	8.8	79,520,705
U.S. Government Agency Obligations	4.6	42,080,448
U.S. Government Obligations	4.5	40,382,073
Software	3.6	32,671,652
Semiconductors & Semiconductor Equipment	3.5	31,517,699
Mortgage-Backed Securities	2.6	23,147,114
Pharmaceuticals	2.3	20,993,402
Insurance	2.3	20,667,303
Technology Hardware, Storage & Peripherals	2.3	20,508,069
Oil, Gas & Consumable Fuels	2.2	19,507,052
Interactive Media & Services	2.0	17,897,761
Financial Services	1.7	15,751,782
Electric Utilities	1.5	13,694,356
Capital Markets	1.5	13,513,154
Broadline Retail	1.4	12,654,259
Health Care Equipment & Supplies	1.2	11,208,699
Aerospace & Defense	1.2	10,898,687
Hotels, Restaurants & Leisure	1.0	8,821,151
Communications Equipment	0.9	8,214,267
Automobiles	0.9	7,990,058
Consumer Staples Distribution & Retail	0.8	7,434,376
Machinery	0.8	7,004,145
Health Care Providers & Services	0.8	6,785,356
Biotechnology	0.8	6,783,247
Food Products	0.7	6,741,673
Chemicals	0.7	6,383,914
Specialty Retail	0.7	6,170,552
Entertainment	0.6	5,621,642
IT Services	0.6	5,215,514
Beverages	0.6	5,206,261
Metals & Mining	0.6	5,174,984
Diversified Telecommunication Services	0.5	4,896,006
Media	0.5	4,755,829
Electrical Equipment	0.5	4,366,507
Professional Services	0.4	3,985,699
Textiles, Apparel & Luxury Goods	0.4	3,951,916
Household Products	0.4	3,913,816
Ground Transportation	0.4	3,562,568
Life Sciences Tools & Services	0.4	3,521,774
Multi-Utilities	0.4	3,221,862
Real Estate Management & Development	0.4	3,212,469
Industrial Conglomerates	0.3	2,936,317
Electronic Equipment, Instruments & Components	0.3	2,775,726
Tobacco	0.3	2,768,571
Specialized REITs	0.3	2,694,683
Commercial Services & Supplies	0.3	2,584,117
Building Products	0.3	2,495,938
Asset-Backed Securities	0.2	2,291,528
Personal Care Products	0.2	2,145,838
Industrial REITs	0.2	1,978,906
Trading Companies & Distributors	0.2	1,793,529
Consumer Finance	0.2	1,729,288
Air Freight & Logistics	0.2	1,543,682
Construction & Engineering	0.2	1,427,154
Construction Materials	0.2	1,389,181
Wireless Telecommunication Services	0.1	1,243,977
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Retail REITs	0.1%	$1,143,315
Residential REITs	0.1	1,042,007
Household Durables	0.1	875,101
Health Care REITs	0.1	861,359
Containers & Packaging	0.1	800,842
Energy Equipment & Services	0.1	776,496
Municipal Government Obligation	0.1	573,101
Independent Power & Renewable Electricity Producers	0.1	545,618
Transportation Infrastructure	0.1	433,868
Gas Utilities	0.0 (F)	404,091
Automobile Components	0.0 (F)	375,388
Water Utilities	0.0 (F)	359,848
Paper & Forest Products	0.0 (F)	352,897
Health Care Technology	0.0 (F)	266,109
Distributors	0.0 (F)	256,142
Passenger Airlines	0.0 (F)	231,534
Diversified REITs	0.0 (F)	225,962
Marine Transportation	0.0 (F)	202,556
Office REITs	0.0 (F)	88,602
Mortgage Real Estate Investment Trusts	0.0 (F)	66,536
Diversified Consumer Services	0.0 (F)	66,141
Hotel & Resort REITs	0.0 (F)	57,906
Investments	85.1	771,200,021
Short-Term Investments	14.9	134,891,127
Total Investments	100.0%	$ 906,091,148
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (T)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$303,949,475	$115,746,129	$58	$419,695,662
Foreign Government Obligations	—	169,846,366	—	169,846,366
Corporate Debt Securities	—	72,730,020	59,253	72,789,273
U.S. Government Agency Obligations	—	42,080,448	—	42,080,448
U.S. Government Obligations	—	40,382,073	—	40,382,073
Mortgage-Backed Securities	—	23,147,114	—	23,147,114
Asset-Backed Securities	—	2,291,528	—	2,291,528
Municipal Government Obligation	—	573,101	—	573,101
Preferred Stocks	—	394,407	—	394,407
Rights	—	49	—	49
Convertible Bonds	—	—	0	0
Warrant	—	—	0	0
Short-Term U.S. Government Obligations	—	63,087,256	—	63,087,256
Other Investment Company	2,352,678	—	—	2,352,678
Repurchase Agreement	—	69,451,193	—	69,451,193
Total Investments	$306,302,153	$599,729,684	$59,311	$906,091,148
Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$1,188,313	$—	$1,188,313
Over-the-Counter Swap Agreements	—	4,487,360	—	4,487,360
Futures Contracts (V)	1,193,228	—	—	1,193,228
Forward Foreign Currency Contracts (V)	—	5,237,864	—	5,237,864
Total Other Financial Instruments	$1,193,228	$10,913,537	$—	$12,106,765
LIABILITIES
Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$(157,942)	$—	$(157,942)
Over-the-Counter Swap Agreements	—	(11,163,534)	—	(11,163,534)
Futures Contracts (V)	(767,279)	—	—	(767,279)
Forward Foreign Currency Contracts (V)	—	(3,180,041)	—	(3,180,041)
Total Other Financial Instruments	$(767,279)	$(14,501,517)	$—	$(15,268,796)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2025, the total value of the securities is $59,311, representing 0.0% of the Portfolio’s net assets.
(D)	Restricted security. At March 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0%(F)

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $5,602,342, collateralized by cash collateral of $2,352,678 and non-cash collateral, such as U.S. government securities of $3,655,228. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $40,740,126, representing 4.5% of the
Portfolio's net assets.

(H)	Security deemed worthless.
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(I)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2025, the total value of the Regulation S securities is $91,060,293, representing
10.1% of the Portfolio's net assets.

(J)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(K)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(L)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(M)	Perpetual maturity. The date displayed is the next call date.
(N)	Rate disclosed reflects the yield at March 31, 2025.
(O)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2025, the value of this security is
$0, representing 0.0% of the Portfolio's net assets.

(P)	Rounds to less than $1 or $(1).
(Q)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(R)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $1,505,765.
(S)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(U)	Level 3 security was not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CA	Credit Agricole
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WEST	Westpac Banking Corp.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BOBL	Bundesobligationen (German Federal Government Securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
EUREX	Eurex Exchange (German Derivatives Exchange)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
KOSPI	Korean Composite Stock Price Index
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
TONA	Tokyo Overnight Average
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust